Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies [Line Items]
Basis of accounting

Basis of accounting

The Financial Statements have been prepared in accordance with International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board (the IASB), and are presented in US dollars (USD).

Disclosures marked as audited in the “Risk, capital, liquidity and funding, and balance sheet” section of this report form an integral part of the Financial Statements. These disclosures relate to requirements under IFRS 7, Financial Instruments: Disclosures, and IAS 1, Presentation of Financial Statements, and are not repeated in this section.

The accounting policies described in this Note have been applied consistently in all years presented unless otherwise stated in Note 1b. In addition, effective from 1 January 2019, the Group applies IFRS 16, Leases, which sets out the principles for the recognition, measurement, presentation and disclosure of leases. Within this Note, policies applied for periods that differ from those applied to the financial year ended 31 December 2020 are identified as “Comparative policy.”

Critical accounting estimates and judgments

Critical accounting estimates and judgments

Preparation of these Financial Statements under IFRS requires management to apply judgment and make estimates and assumptions that affect reported amounts of assets, liabilities, income and expenses and disclosure of contingent assets and liabilities, and may involve significant uncertainty at the time they are made. Such estimates and assumptions are based on the best available information. UBS regularly reassesses such estimates and assumptions, which encompass historical experience, expectations of the future and other pertinent factors, to determine their continuing relevance based on current conditions, updating them as necessary. Changes in those estimates and assumptions may have a significant effect on the Financial Statements. Furthermore, actual results may differ significantly from UBS’s estimates, which could result in significant losses to the Group, beyond what was anticipated or provided for.

The following areas contain estimation uncertainty or require critical judgment and have a significant effect on amounts recognized in the Financial Statements:

–expected credit loss measurement (refer to item 2g in this Note and to Note 20);

–fair value measurement (refer to item 2f in this Note and to Note 21);

–income taxes (refer to item 7 in this Note and to Note 8);

–provisions and contingent liabilities (refer to item 11 in this Note and to Note 18);

–post-employment benefit plans (refer to item 6 in this Note and to Note 26);

–goodwill (refer to item 10 in this Note and to Note 13); and

–consolidation of structured entities (refer to item 1 in this Note and to Note 28).

Consolidation

1) Consolidation

The Financial Statements comprise the financial statements of the parent company (UBS Group AG) and its subsidiaries, presented as a single economic entity; intercompany transactions and balances have been eliminated. UBS consolidates all entities that it controls, including structured entities (SEs), which is the case when it has: (i) power over the relevant activities of the entity; (ii) exposure to an entity‘s variable returns; and (iii) the ability to use its power to affect its own returns.

Consideration is given to all facts and circumstances to determine whether the Group has power over another entity, i.e., the current ability to direct the relevant activities of an entity when decisions about those activities need to be made.

Subsidiaries, including SEs, are consolidated from the date when control is gained and deconsolidated from the date when control ceases. Control, or the lack thereof, is reassessed if facts and circumstances indicate that there is a change to one or more elements required to establish that control is present.

Business combinations are accounted for using the acquisition method. The amount of non-controlling interest is measured at the non-controlling interest’s proportionate share of the acquiree’s identifiable net assets.

›Refer to Note 28 for more information

Critical accounting estimates and judgments

Each individual entity is assessed for consolidation in line with the aforementioned consolidation principles. The assessment of control can be complex and requires the use of significant judgment, in particular in determining whether UBS has power over the entity. As the nature and extent of UBS’s involvement is unique for each entity, there is no uniform consolidation outcome by entity. Certain entities within a class may be consolidated while others may not. When carrying out the consolidation assessment, judgment is exercised considering all the relevant facts and circumstances, including the nature and activities of the investee, as well as the substance of voting and similar rights.

›Refer to Note 28 for more information

Financial instruments

2) Financial instruments

a. Recognition

UBS recognizes financial instruments when it becomes a party to contractual provisions of an instrument. UBS applies settlement date accounting to all standard purchases and sales of non-derivative financial instruments.

In transactions where UBS acts as a transferee, to the extent such financial asset transfer does not qualify for derecognition by the transferor, UBS does not recognize the transferred instrument as its asset.

UBS also acts in a fiduciary capacity, which results in it holding or placing assets on behalf of individuals, trusts, retirement benefit plans and other institutions. Unless these items meet the definition of an asset and the recognition criteria are satisfied, such assets are not recognized on UBS’s balance sheet and the related income is excluded from the Financial Statements.

Client cash balances associated with derivatives clearing and execution services are not recognized on the balance sheet if, through contractual agreement, regulation or practice, UBS neither obtains benefits from nor controls such cash balances.

b. Classification, measurement and presentation

Financial assets

All financial instruments are on initial recognition measured at fair value and classified as measured at amortized cost, fair value through other comprehensive income (FVOCI) or fair value through profit or loss (FVTPL). For financial instruments subsequently measured at amortized cost or FVOCI, the initial fair value is adjusted for directly attributable transaction costs.

Where the contractual terms of a debt instrument result in cash flows that are solely payments of principal and interest (SPPI) on the principal amount outstanding, the debt instrument is classified as measured at amortized cost if it is held within a business model that has an objective to hold financial assets to collect contractual cash flows, or at FVOCI if it is held within a business model with the objective being achieved by both collecting contractual cash flows and selling financial assets.

All other financial assets are measured at FVTPL, including those held for trading or those managed on a fair value basis, except for derivatives designated in a hedge relationship, in which case hedge accounting requirements apply (refer to item 2j in this Note for more information).

Business model assessment and contractual cash flow characteristics

UBS determines the nature of a business model by considering the way financial assets are managed to achieve a particular business objective.

In assessing whether the contractual cash flows are SPPI, the Group considers whether the contractual terms of the financial asset contain a term that could change the timing or amount of contractual cash flows arising over the life of the instrument.

Financial liabilities

Financial liabilities measured at amortized cost

Debt issued measured at amortized cost includes contingent capital instruments containing contractual provisions under which the principal amounts would be written down or converted into equity upon either a specified common equity tier 1 (CET1) ratio breach or a determination by the Swiss Financial Market Supervisory Authority (FINMA) that a viability event has occurred. Such contractual provisions are not derivatives, as the underlying is deemed to be a non-financial variable specific to a party to the contract.

Where there is a legal bail-in mechanism for write-down or conversion into equity (as is the case, for instance, with senior unsecured debt issued by the Group that is subject to write-down or conversion under resolution authority granted to FINMA under Swiss law), the amortized cost accounting treatment applied to these instruments is not affected.

If the debt were to be written down or converted into equity in a future period, it would be partially or fully derecognized, with the difference between its carrying amount and the fair value of any equity issued recognized in the income statement.

A gain or loss is recognized in Other income when debt issued is subsequently repurchased for market-making or other activities. A subsequent sale of own bonds in the market is treated as a reissuance of debt.

Financial liabilities measured at fair value through profit or loss

UBS designates certain issued debt instruments as financial liabilities at fair value through profit or loss, on the basis that such financial instruments include embedded derivatives and / or are managed on a fair value basis (refer to the table below for more information), in which case bifurcation of the embedded derivative component is not required. Financial instruments including embedded derivatives arise predominantly from the issuance of certain structured debt instruments.

Measurement and presentation

After initial recognition, UBS classifies, measures and presents its financial assets and liabilities in accordance with IFRS 9, as described in the table on the following pages.

Classification, measurement and presentation of financial assets

Financial assets classification

Significant items included

Measurement and presentation

Measured at amortized cost

This classification includes:

–cash and balances at central banks;

–loans and advances to banks;

–cash collateral receivables on securities borrowed;

–receivables on reverse repurchase agreements;

–cash collateral receivables on derivative instruments;

–residential and commercial mortgages;

–corporate loans;

–secured loans, including Lombard loans, and unsecured loans;

–loans to financial advisors; and

–debt securities held as high-quality liquid assets (HQLA).

Measured at amortized cost using the effective interest method less allowances for expected credit losses (ECL) (refer to items 2d and 2g in this Note for more information).

The following items are recognized in the income statement:

–interest income, which is accounted for in accordance with item 2d in this Note;

–ECL and reversals; and

–foreign exchange translation gains and losses.

When the financial asset at amortized cost is derecognized, the gain or loss is recognized in the income statement.

For amounts arising from settlement of certain derivatives, refer to the next page.

Measured at FVOCI

Debt instruments measured at FVOCI

This classification primarily includes debt securities and certain asset-backed securities held as HQLA.

Measured at fair value, with unrealized gains and losses reported in Other comprehensive income, net of applicable income taxes, until such investments are derecognized. Upon derecognition, any accumulated balances in Other comprehensive income are reclassified to the income statement and reported within Other income.

The following items, which are determined on the same basis as for financial assets measured at amortized cost, are recognized in the income statement:

–interest income, which is accounted for in accordance with item 2d in this Note;

–ECL and reversals; and

–foreign exchange translation gains and losses.

Classification, measurement and presentation of financial assets

Financial assets classification

Significant items included

Measurement and presentation

Measured at FVTPL

Held for trading

Financial assets held for trading include:

–all derivatives with a positive replacement value, except those that are designated and effective hedging instruments; and

–other financial assets acquired principally for the purpose of selling or repurchasing in the near term, or that are part of a portfolio of identified financial instruments that are managed together and for which there is evidence of a recent actual pattern of short-term profit taking. Included in this category are debt instruments (including those in the form of securities, money market paper, and traded corporate and bank loans) and equity instruments.

Measured at fair value, with changes recognized in the income statement.

Derivative assets (including derivatives that are designated and effective hedging instruments) are generally presented as Derivative financial instruments, except those exchange-traded and OTC-cleared derivatives that are considered to be settled on a daily basis or in substance net settled on a daily basis, which are presented within Cash collateral receivables on derivative instruments.

Changes in fair value, initial transaction costs, dividends and gains and losses arising on disposal or redemption are recognized in Other net income from financial instruments measured at fair value through profit or loss,[1] except interest income on instruments other than derivatives (refer to item 2d in this Note), interest on derivatives designated as hedging instruments in hedges of interest rate risk and forward points on certain short- and long-duration foreign exchange contracts acting as economic hedges, which are reported in Net interest income.

Changes in the fair value of derivatives that are designated and effective hedging instruments are presented either in the income statement or Other comprehensive income, depending on the type of hedge relationship (refer to item 2j in this Note for more information).

Mandatorily measured at FVTPL – Other

This classification includes financial assets mandatorily measured at FVTPL that are not held for trading, as follows:

–certain structured loans, certain commercial loans, receivables under reverse repurchase and cash collateral on securities borrowing agreements that are managed on a fair value basis;

–loans managed on a fair value basis, including those hedged with credit derivatives;

–certain debt securities held as HQLA and managed on a fair value basis;

–certain investment fund holdings and assets held to hedge delivery obligations related to cash-settled employee compensation plans;

–brokerage receivables, for which contractual cash flows do not meet the SPPI criterion because the aggregate balance is accounted for as a single unit of account, with interest being calculated on the individual components;

–auction rate securities, for which contractual cash flows do not meet the SPPI criterion because interest may be reset at rates that contain leverage;

–equity instruments; and

–assets held under unit-linked investment contracts.

1 Effective from 1 January 2019, this line item includes dividends (prior to 1 January 2019, dividends were included within Net interest income), intermediation income arising from certain client-driven Global Wealth Management and Personal & Corporate Banking financial transactions, foreign currency translation effects and income and expenses from exposures to precious metals.

Classification, measurement and presentation of financial liabilities

Financial liabilities classification

Significant items included

Measurement and presentation

Measured at amortized cost

This classification includes:

–demand and time deposits;

–retail savings / deposits;

–amounts payable under repurchase agreements;

–cash collateral on securities lent;

–non-structured fixed-rate bonds;

–subordinated debt;

–certificates of deposit and covered bonds; and

–cash collateral payables on derivative instruments.

Measured at amortized cost using the effective interest method.

When the financial liability at amortized cost is derecognized, the gain or loss is recognized in the income statement.

Measured at fair value through profit or loss

Held for trading

Financial liabilities held for trading include:

–all derivatives with a negative replacement value (including certain loan commitments), except those that are designated and effective hedging instruments; and

–obligations to deliver financial instruments, such as debt and equity instruments, that UBS has sold to third parties but does not own (short positions).

Measurement and presentation of financial liabilities classified at FVTPL follow the same principles as for financial assets classified at FVTPL, except that the amount of change in the fair value of the financial liability designated at FVTPL that is attributable to changes in UBS’s own credit risk is presented in Other comprehensive income directly within Retained earnings and is never reclassified to the income statement.

Derivative liabilities (including derivatives that are designated and effective hedging instruments) are generally presented as Derivative financial instruments, except those exchange-traded and OTC-cleared derivatives that are considered to be settled on a daily basis or in substance net settled on a daily basis, which are presented within Cash collateral payables on derivative instruments.

Designated at FVTPL

UBS designates at FVTPL the following financial liabilities:

–issued hybrid debt instruments that primarily include equity-linked, credit-linked and rates-linked bonds or notes;

–issued debt instruments managed on a fair value basis;

–certain payables under repurchase agreements and cash collateral on securities lending agreements that are managed in conjunction with associated reverse repurchase agreements and cash collateral on securities borrowed;

–amounts due under unit-linked investment contracts whose cash flows are linked to financial assets measured at FVTPL and eliminate an accounting mismatch; and

–brokerage payables, which arise in conjunction with brokerage receivables and are measured at FVTPL to achieve measurement consistency.

Loan commitments

c. Loan commitments and financial guarantees

Loan commitments are arrangements to provide credit under defined terms and conditions. Irrevocable loan commitments are classified as: (i) derivative loan commitments measured at fair value through profit or loss; (ii) loan commitments designated at fair value through profit or loss; or (iii) loan commitments not measured at fair value.

Financial guarantee contracts

Financial guarantee contracts are contracts that require UBS to make specified payments to reimburse the holder for an incurred loss because a specified debtor fails to make payments when due in accordance with the terms of a specified debt instrument.

Interest income and expense

d. Interest income and expense

Interest income and expense are recognized in the income statement based on the effective interest method. When calculating the effective interest rate (EIR) for financial instruments (other than credit-impaired financial instruments), UBS estimates future cash flows considering all contractual terms of the instrument, but not expected credit losses, with the EIR applied to the gross carrying amount of the financial asset or the amortized cost of a financial liability. However, when a financial asset becomes credit-impaired after initial recognition, interest income is determined by applying the EIR to the amortized cost of the instrument, which represents the gross carrying amount adjusted for any credit loss allowance.

Upfront fees, including fees on loan commitments not measured at fair value where a loan is expected to be issued, and direct costs are included within the initial measurement of a financial instrument measured at amortized cost or FVOCI and recognized over the expected life of the instrument as part of its EIR.

Fees related to loan commitments where no loan is expected to be issued, as well as loan syndication fees where UBS does not retain a portion of the syndicated loan or where UBS does retain a portion of the syndicated loan at the same effective yield for comparable risk as other participants, are included in Net fee and commission income and either recognized over the life of the commitment or when syndication occurs.

›Refer to item 3 in this Note for more information

Interest income on financial assets, excluding derivatives, is included in interest income when positive and in interest expense when negative. Similarly, interest expense on financial liabilities, excluding derivatives, is included in interest expense, except when interest rates are negative, in which case it is included in interest income.

›Refer to item 2b in this Note and Note 3 for more information

Derecognition

e. Derecognition

Financial assets

UBS derecognizes a financial asset, or a portion of a financial asset, when the contractual rights to the cash flows from the financial asset expire, or UBS has either (i) transferred the contractual rights to receive the cash flows from the asset, or (ii) retained the contractual rights to receive the cash flows of that asset, but assumed a contractual obligation to pay the cash flows to one or more entities, subject to certain criteria. Transferred financial assets are derecognized if the purchaser has received substantially all the risks and rewards of the asset or a significant part of the risks and rewards combined with a practical ability to sell or pledge the asset.

Where financial assets have been pledged as collateral or in similar arrangements, they are considered to have been transferred if the counterparty has received the contractual rights to the cash flows of the pledged assets, as may be evidenced by, for example, the counterparty’s right to sell or repledge the assets. In transfers where control over the financial asset is retained, UBS continues to recognize the asset to the extent of its continuing involvement, determined by the extent to which it is exposed to changes in the value of the transferred asset following the transfer.

Certain over-the-counter (OTC) derivative contracts and most exchange-traded futures and option contracts cleared through central clearing counterparties and exchanges are considered to be settled on a daily basis, as the payment or receipt of variation margin on a daily basis represents legal or economic settlement, which results in derecognition of the associated derivatives.

›Refer to item 2i in this Note, Note 22 and Note 23 for more information

Financial liabilities

UBS derecognizes a financial liability from its balance sheet when it is extinguished; i.e., when the obligation specified in the contract is discharged, canceled or expires. When an existing financial liability is exchanged for a new one from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, the original liability is derecognized and a new liability recognized with any difference in the respective carrying amounts recognized in the income statement.

Fair value of financial instruments

f. Fair value of financial instruments

UBS accounts for a significant portion of its assets and liabilities at fair value. Fair value is the price on the measurement date that would be received for the sale of an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market, or in the most advantageous market in the absence of a principal market.

›Refer to Note 21 for more information

Critical accounting estimates and judgments

The use of valuation techniques, modeling assumptions and estimates of unobservable market inputs in the fair valuation of financial instruments requires significant judgment and could affect the amount of gain or loss recorded for a particular position. Valuation techniques that rely more heavily on unobservable inputs and sophisticated models inherently require a higher level of judgment and may require adjustment to reflect factors that market participants would consider in estimating fair value, such as close-out costs, which are presented in Note 21d.

UBS‘s governance framework over fair value measurement is described in Note 21b, and UBS provides a sensitivity analysis of the estimated effects arising from changing significant unobservable inputs in Level 3 financial instruments to reasonably possible alternative assumptions within Note 21g.

›Refer to Note 21 for more information

Allowances and provisions for expected credit losses

g. Allowances and provisions for expected credit losses

Expected credit losses (ECL) are recognized for financial assets measured at amortized cost, financial assets measured at FVOCI, fee and lease receivables, financial guarantees and loan commitments not measured at fair value. ECL are also recognized on the undrawn portion of revolving revocable credit lines, which include UBS’s credit card limits and master credit facilities, and are referred to by UBS as “other credit lines.” Though these other credit lines are revocable at any time, UBS is exposed to credit risk because the borrower has the ability to draw down funds before UBS can take credit risk mitigation actions.

Recognition of expected credit losses

ECL are recognized on the following basis:

–Stage 1 instruments: Maximum 12-month ECL are recognized from initial recognition, reflecting the portion of lifetime cash shortfalls that would result if a default occurs in the 12 months after the reporting date, weighted by the risk of a default occurring.

–Stage 2 instruments: Lifetime ECL are recognized if a significant increase in credit risk (SICR) is observed subsequent to the instrument’s initial recognition, reflecting lifetime cash shortfalls that would result from all possible default events over the expected life of a financial instrument, weighted by the risk of a default occurring. When an SICR is no longer observed, the instrument will move back to stage 1.

–Stage 3 instruments: Lifetime ECL are always recognized for credit-impaired financial instruments, as determined by the occurrence of one or more loss events, by estimating expected cash flows based on a chosen recovery strategy. Credit-impaired exposures may include positions for which no allowance has been recognized, for example because they are expected to be fully recoverable through collateral held.

–Changes in lifetime ECL since initial recognition are also recognized for assets that are purchased or originated credit-impaired (POCI). POCI financial instruments include those that are purchased at a deep discount or newly originated with a defaulted counterparty; they remain a separate category until derecognition.

All or part of a financial asset is written off if it is deemed uncollectible or forgiven. Write-offs reduce the principal amount of a claim and are charged against related allowances for credit losses. Recoveries, in part or in full, of amounts previously written off are generally credited to Credit loss (expense) / release.

ECL are recognized in the income statement in Credit loss (expense) / release. A corresponding ECL allowance is reported as a decrease in the carrying amount of financial assets measured at amortized cost on the balance sheet. For financial assets that are FVOCI, the carrying amount is not reduced, but an accumulated amount is recognized in Other comprehensive income. For off-balance sheet financial instruments and other credit lines, provisions for ECL are presented in Provisions.

Default and credit impairment

UBS applies a single definition of default for credit risk management purposes, regulatory reporting and ECL, with a counterparty classified as defaulted based on quantitative and qualitative criteria.

›Refer to ‘’Credit policies for distressed assets’’ in the ‘’Risk management and control’’ section of this report for more information

Measurement of expected credit losses

IFRS 9 ECL reflect an unbiased, probability-weighted estimate based on loss expectations resulting from default events. The method used to calculate ECL applies the following principal factors: probability of default (PD), loss given default (LGD) and exposure at default (EAD). Parameters are generally determined on an individual financial asset level. Based on the materiality of the portfolio, for credit card exposures and personal account overdrafts in Switzerland, a portfolio approach is applied that derives an average PD and LGD for the entire portfolio. PDs and LGDs used in the ECL calculation are point-in-time (PIT)-based for key portfolios and consider both current conditions and expected cyclical changes. For material portfolios, PDs and LGDs are determined for different scenarios, whereas EAD projections are treated as scenario independent.

For the purpose of determining the ECL-relevant parameters, UBS leverages its Pillar 1 internal ratings-based (IRB) models that are also used in determining expected loss (EL) and risk-weighted assets under the Basel III framework and Pillar 2 stress loss models. Adjustments have been made to these models and IFRS 9-related models have been developed that consider the complexity, structure and risk profile of relevant portfolios and take account of the fact that PDs and LGDs used in the ECL calculation are PIT-based, as opposed to the corresponding Basel III through-the-cycle (TTC) parameters. All models that are relevant for measuring expected credit losses are subject to UBS’s model validation and oversight processes.

Probability of default: PD represents the likelihood of a default over a specified time period. A 12-month PD represents the likelihood of default determined for the next 12 months and a lifetime PD represents the probability of default over the remaining lifetime of the instrument. PIT PDs are derived from TTC PDs and scenario forecasts. The modeling is region-, industry- and client segment-specific and considers both macroeconomic scenario dependencies and client-idiosyncratic information.

Exposure at default: EAD represents an estimate of the exposure to credit risk at the time of a potential default occurring, considering expected repayments, interest payments and accruals, discounted at the EIR. Future drawdowns on facilities are considered through a credit conversion factor (CCF) that is reflective of historical drawdown and default patterns and the characteristics of the respective portfolios.

Loss given default: LGD represents an estimate of the loss at the time of a potential default occurring, taking into account expected future cash flows from collateral and other credit enhancements, or expected payouts from bankruptcy proceedings for unsecured claims and, where applicable, time to realization of collateral and the seniority of claims. The LGD is commonly expressed as a percentage of the EAD.

Estimation of expected credit losses

Number of scenarios and estimation of scenario weights

The determination of the probability-weighted ECL requires evaluating a range of diverse and relevant future economic conditions, especially with a view to modeling the non-linear effect of assumptions about macroeconomic factors on the estimate.

To accommodate this requirement, UBS uses different economic scenarios in the ECL calculation. Each scenario is represented by a specific scenario narrative, which is relevant considering the exposure of key portfolios to economic risks, and for which a set of consistent macroeconomic variables is determined. An econometric model is used to provide an input into the scenario weight assessment process giving a first indication of the probability that the GDP forecast used for each scenario would materialize, if historically observed deviations of GDP growth from trend growth were representative. As such historical analyses of GDP development do not include an assessment of the underlying economic or political causes, management positions the model output into the context of current conditions and future expectations and applies material judgment in determining the final scenario weights.

The determined weights constitute the probabilities that the respective set of macroeconomic conditions will occur and not that the chosen particular narratives with the related macroeconomic variables will materialize.

Macroeconomic and other factors

The range of macroeconomic, market and other factors that is modeled as part of the scenario determination is wide, and historical information is used to support the identification of the key factors. As the forecast horizon increases, the availability of information decreases, requiring an increase in judgment. For cycle-sensitive PD and LGD determination purposes, UBS projects the relevant economic factors for a period of three years before reverting, over a specified period, to a cycle-neutral PD and LGD for longer-term projections.

Factors relevant for ECL calculation vary by type of exposure. Regional and client-segment characteristics are generally taken into account, with specific focus on Switzerland and the US, considering UBS’s key ECL-relevant portfolios.

For UBS, the following forward-looking macroeconomic variables represent the most relevant factors for ECL calculation:

–GDP growth rates, given their significant effect on borrowers’ performance;

–unemployment rates, given their significant effect on private clients’ ability to meet contractual obligations;

–house price indices, given their significant effect on mortgage collateral valuations;

–interest rates, given their significant effect on counterparties’ abilities to service debt;

–consumer price indices, given their overall relevance for companies’ performance, private clients’ purchasing power and economic stability; and

–equity indices, given that they are an important factor in our corporate rating tools.

Scenario generation, review process and governance

A team of economists, who are part of Group Risk Control, develop the forward-looking macroeconomic assumptions with involvement from a broad range of experts.

The scenarios, their weight and the key macroeconomic and other factors are subject to a critical assessment by the Scenario and Operating Committees, which include senior management from Group Risk and Group Finance. Important aspects for the review include whether there may be particular credit risk concerns that may not be capable of being addressed systematically and require post-model adjustments for stage allocation and ECL allowance.

The Group Model Governance Board, as the highest authority under UBS’s model governance framework, ratifies the decisions taken by the Operating Committee.

›Refer to Note 20 for more information

ECL measurement period

The period for which lifetime ECL are determined is based on the maximum contractual period that UBS is exposed to credit risk, taking into account contractual extension, termination and prepayment options. For irrevocable loan commitments and financial guarantee contracts, the measurement period represents the maximum contractual period for which UBS has an obligation to extend credit.

Additionally, some financial instruments include both an on-demand loan and a revocable undrawn commitment, where the contractual cancelation right does not limit UBS’s exposure to credit risk to the contractual notice period, as the client has the ability to draw down funds before UBS can take risk-mitigating actions. In such cases, UBS is required to estimate the period over which it is exposed to credit risk. This applies to UBS’s credit card limits, which do not have a defined contractual maturity date, are callable on demand and where the drawn and undrawn components are managed as one exposure. The exposure arising from UBS’s credit card limits is not significant and is managed at a portfolio level, with credit actions triggered when balances are past due. An ECL measurement period of seven years is applied for credit card limits, capped at 12 months for stage 1 balances, as a proxy for the period that UBS is exposed to credit risk.

Customary master credit agreements in the Swiss corporate market also include on-demand loans and revocable undrawn commitments. For smaller commercial facilities, a risk-based monitoring (RbM) approach is in place that highlights negative trends as risk events, at an individual facility level, based on a combination of continuously updated risk indicators. The risk events trigger additional credit reviews by a risk officer, enabling informed credit decisions to be taken. Larger corporate facilities are not subject to RbM, but are reviewed at least annually through a formal credit review. UBS has assessed these credit risk management practices and considers both the RbM approach and formal credit reviews as substantive credit reviews resulting in a re-origination of the given facility. Following this, a 12-month measurement period from the reporting date is used for both types of facilities as an appropriate proxy of the period over which UBS is exposed to credit risk, with 12 months also used as a look-back period for assessing SICR, always from the respective reporting date.

Significant increase in credit risk

Financial instruments subject to ECL are monitored on an ongoing basis. To determine whether the recognition of a maximum 12-month ECL continues to be appropriate, an assessment is made as to whether an SICR has occurred since initial recognition of the financial instrument, applying both quantitative and qualitative factors.

Primarily, UBS assesses changes in an instrument’s risk of default on a quantitative basis by comparing the annualized forward-looking and scenario-weighted lifetime PD of an instrument determined at two different dates:

–at the reporting date; and

–at inception of the instrument.

If, based on UBS’s quantitative modeling, an increase exceeds a set threshold, an SICR is deemed to have occurred and the instrument is transferred to stage 2 with lifetime ECL recognized.

The threshold applied varies depending on the original credit quality of the borrower, with a higher SICR threshold set for those instruments with a low PD at inception. The SICR assessment based on PD changes is made at an individual financial asset level. A high-level overview of the SICR trigger, which is a multiple of the annualized remaining lifetime PIT PD expressed in rating downgrades, is provided in the “SICR thresholds” table below. The actual SICR thresholds applied are defined on a more granular level by interpolating between the values shown in the table below.

SICR thresholds

Internal rating at origination of the instrument

Rating downgrades / SICR trigger

0–3

3

4–8

2

9–13

1

›Refer to the “Risk management and control” section of this report for more details about UBS’s internal grading system

Irrespective of the SICR assessment based on default probabilities, credit risk is generally deemed to have significantly increased for an instrument if the contractual payments are more than 30 days past due. For certain less material portfolios, specifically the Swiss credit card portfolio, the 30-day past due criterion is used as the primary indicator of an SICR. Where instruments are transferred to stage 2 due to the 30-day past due criterion, a minimum period of six months is applied before a transfer back to stage 1 can be triggered. For instruments in Personal & Corporate Banking and Global Wealth Management Region Switzerland that are between 90 and 180 days past due but have not been reclassified to stage 3, a one-year period is applied before a transfer back to stage 1 can be triggered.

Additionally, based on individual counterparty-specific indicators, external market indicators of credit risk or general economic conditions, counterparties may be moved to a watch list, which is used as a secondary qualitative indicator for an SICR. Exception management is further applied, allowing for individual and collective adjustments on exposures sharing the same credit risk characteristics to take account of specific situations that are not otherwise fully reflected.

In general, the overall SICR determination process does not apply to Lombard loans, securities financing transactions and certain other asset-based lending transactions, because of the risk management practices adopted, including daily monitoring processes with strict margining. If margin calls are not satisfied, a position is closed out and classified as a stage 3 position. In exceptional cases, an individual adjustment and a transfer into stage 2 may be made to take account of specific facts.

Credit risk officers are responsible for the identification of an SICR, which for accounting purposes is in some respects different from internal credit risk management processes. This difference mainly arises because ECL accounting requirements are instrument-specific, such that a borrower can have multiple exposures allocated to different stages, and maturing loans in stage 2 will migrate to stage 1 upon renewal irrespective of the actual credit risk at that time. Under a risk-based approach, a holistic counterparty credit assessment and the absolute level of risk at any given date will determine what risk-mitigating actions may be warranted.

›Refer to the “Risk management and control” section of this report for more information

Critical accounting estimates and judgments

The calculation of ECL requires management to apply significant judgment and make estimates and assumptions that can result in significant changes to the timing and amount of ECL recognized.

Determination of a significant increase in credit risk

IFRS 9 does not include a definition of what constitutes an SICR, with UBS’s assessment considering qualitative and quantitative criteria. An IFRS 9 Operating Committee has been established to review and challenge the SICR results.

Scenarios, scenario weights and macroeconomic variables

ECL reflect an unbiased and probability-weighted amount, which UBS determines by evaluating a range of possible outcomes. Management selects forward-looking scenarios which include relevant macroeconomic variables and management’s assumptions around future economic conditions. An IFRS 9 Scenario Committee, in addition to the Operating Committee, is in place to derive, review and challenge the scenario selection and weights as well as to determine whether any additional post-model adjustments are required that may significantly affect ECL.

ECL measurement period

Lifetime ECL are generally determined based upon the contractual maturity of the transaction, which significantly affects ECL. For credit card limits and Swiss callable master credit facilities, judgment is required, as UBS must determine the period over which it is exposed to credit risk. A seven-year period is applied for credit card limits, capped at 12 months for stage 1 positions, and a 12-month period applied for master credit facilities.

Modeling and post-model adjustments

A number of complex models have been developed or modified to calculate ECL, with additional post-model adjustments required which may significantly affect ECL. The models are governed by UBS’s model validation controls and approved by the Group Model Governance Board (the GMGB). The post-model adjustments are approved by the IFRS 9 Operating Committee and endorsed by the GMGB.

The Group provides a sensitivity analysis covering key macroeconomic variables, scenario weights and SICR trigger points on ECL measurement within Note 20f.

›Refer to Note 20 for more information

Restructured and modified financial assets

h. Restructured and modified financial assets

When payment default is expected or where default has already occurred, UBS may grant concessions to borrowers in financial difficulties that it would not consider in the normal course of its business, such as preferential interest rates, extension of maturity, modifying the schedule of repayments, debt / equity swap, subordination, etc. When a concession or forbearance measure is granted, each case is considered individually and the exposure is generally classified as being in default. Forbearance classification will remain until the loan is collected or written off, non-preferential conditions superseding preferential conditions are granted or until the counterparty has recovered and the preferential conditions no longer exceed UBS’s risk tolerance.

Modifications result in an alteration of future contractual cash flows and can occur within UBS’s normal risk tolerance or as part of a credit restructuring where a counterparty is in financial difficulties.

A restructuring or modification of a financial asset could lead to a substantial change in the terms and conditions, resulting in the original financial asset being derecognized and a new financial asset being recognized. Where the modification does not result in a derecognition, any difference between the modified contractual cash flows discounted at the original EIR and the existing gross carrying amount of the given financial asset is recognized in the income statement as a modification gain or loss.

Offsetting

i. Offsetting

UBS nets financial assets and liabilities on its balance sheet if (i) it has the unconditional and legally enforceable right to set off the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of UBS and its counterparties, and (ii) it intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Netted positions include, for example, certain derivatives and repurchase and reverse repurchase transactions with various counterparties, exchanges and clearing houses.

In assessing whether UBS intends to either settle on a net basis, or to realize the asset and settle the liability simultaneously, emphasis is placed on the effectiveness of operational settlement mechanics in eliminating substantially all credit and liquidity exposure between the counterparties. This condition precludes offsetting on the balance sheet for substantial amounts of UBS’s financial assets and liabilities, even though they may be subject to enforceable netting arrangements. For OTC derivative contracts, balance sheet offsetting is generally only permitted in circumstances in which a market settlement mechanism exists via an exchange or central clearing counterparty that effectively accomplishes net settlement through a daily exchange of collateral via a cash margining process. For repurchase arrangements and securities financing transactions, balance sheet offsetting may be permitted only to the extent that the settlement mechanism eliminates, or results in insignificant, credit and liquidity risk, and processes the receivables and payables in a single settlement process or cycle.

›Refer to Note 22 for more information

Hedge accounting

j. Hedge accounting

The Group applies hedge accounting requirements of IFRS 9, unless stated otherwise below, where the criteria for documentation and hedge effectiveness are met. If a hedge relationship no longer meets the criteria for hedge accounting, hedge accounting is discontinued. Voluntary discontinuation of hedge accounting is permitted under IAS 39 but not under IFRS 9.

Fair value hedges of interest rate risk related to debt instruments

The fair value change of the hedged item attributable to a hedged risk is reflected as an adjustment to the carrying amount of the hedged item, and recognized in the income statement along with the change in the fair value of the hedging instrument.

Fair value hedges of portfolio interest rate risk related to loans designated under IAS 39

The fair value change of the hedged item attributable to a hedged risk is reflected within Other financial assets measured at amortized cost or Other financial liabilities measured at amortized cost and recognized in the income statement along with the change in the fair value of the hedging instrument.

Fair value hedges of foreign exchange risk related to debt instruments

The fair value change of the hedged item attributable to a hedged risk is reflected in the measurement of the hedged item and recognized in the income statement along with the change in the fair value of the hedging instrument. The foreign currency basis spread of cross-currency swaps designated as hedging derivatives is excluded from the designation and accounted for as a cost of hedging with amounts deferred in Other comprehensive income within Equity. These amounts are released to the income statement over the term of the hedged item.

Discontinuation of fair value hedges

Discontinuations for reasons other than derecognition of the hedged item result in an adjustment to the carrying amount, which is amortized to the income statement over the remaining life of the hedged item using the effective interest method. If the hedged item is derecognized, the unamortized fair value adjustment or deferred cost of hedging amount is recognized immediately in the income statement as part of any derecognition gain or loss.

Cash flow hedges of forecast transactions

Fair value gains or losses associated with the effective portion of derivatives designated as cash flow hedges for cash flow repricing risk are recognized initially in Other comprehensive income within Equity and reclassified to the income statement in the periods when the hedged forecast cash flows affect profit or loss, including discontinued hedges for which forecast cash flows are expected to occur. If the forecast transactions are no longer expected to occur, the deferred gains or losses are immediately reclassified to the income statement.

Hedges of net investments in foreign operations

Gains or losses on the hedging instrument relating to the effective portion of a hedge are recognized directly in Other comprehensive income within Equity, while any gains or losses relating to the ineffective and / or undesignated portion (for example, the interest element of a forward contract) are recognized in the income statement. Upon disposal or partial disposal of the foreign operation, the cumulative value of any such gains or losses recognized in Equity associated with the entity is reclassified to Other income.

Interest Rate Benchmark Reform

UBS can continue hedge accounting during the period of uncertainty before existing interest rate benchmarks are replaced with alternative risk-free interest rates. During this period, UBS can assume that the current benchmark rates will continue to exist, such that forecast transactions are considered highly probable and hedge relationships remain, with little or no consequential impact on the financial statements. Upon replacement of existing interest rate benchmarks by alternative risk-free interest rates expected in 2021 and beyond, UBS will apply the requirements of Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 (Interest Rate Benchmark Reform – Phase 2).

›Refer to Note 1b and Note 1c for more information

Fee and commission income and expenses

3) Fee and commission income and expenses

UBS earns fee income from the diverse range of services it provides to its clients. Fee income can be divided into two broad categories: fees earned from services that are provided over a certain period of time, such as management of clients’ assets, custody services and certain advisory services; and fees earned from point-in-time services, such as underwriting fees, deal-contingent merger and acquisitions (M&A) fees and brokerage fees (e.g., securities and derivatives execution and clearing). UBS recognizes fees earned on transaction-based arrangements when it has fully provided the service to the customer. Where the contract requires services to be provided over time, income is recognized on a systematic basis over the life of the agreement.

Consideration received is allocated to the separately identifiable performance obligations in a contract. Owing to the nature of UBS’s business, contracts that include multiple performance obligations are typically those that are considered to include a series of similar performance obligations fulfilled over time with the same pattern of transfer to the client, e.g., management of client assets and custodial services. As a consequence, UBS is not required to apply significant judgment in allocating the consideration received across the various performance obligations.

Point-in-time services are generally for a fixed price or dependent on deal size, e.g., a fixed number of basis points of trade size, where the amount of revenue is known when the performance obligation is met.

Fixed period-in-time fees are recognized on a straight-line basis over the performance period. Custodial and asset management fees can be variable through reference to the size of the customer portfolio and are generally billed on a monthly or quarterly basis once the customer’s portfolio size is known or known with near certainty. This is generally prior to UBS’s reporting dates and such fees are also recognized ratably over the performance period.

UBS does not recognize performance fees related to management of clients’ assets or fees related to contingencies beyond UBS’s control until such uncertainties are resolved.

UBS’s fees are generally earned from short-term contracts, with the majority either collected immediately or via regular monthly or quarterly amounts deducted directly from clients’ accounts. As a result, UBS’s contracts do not include a financing component or result in the recognition of significant receivables or prepayment assets. Furthermore, due to the short-term nature of such contracts, UBS has not capitalized any material costs to obtain or fulfill a contract or generated any significant contract assets or liabilities.

UBS acts as principal in the majority of contracts with customers, with the exception of derivatives execution and clearing services, resulting in fee and commission income and expense being presented gross on the face of the income statement. For derivatives execution and clearing services, UBS only records its specific fees in the income statement, with fees payable to other parties not recognized as an expense but instead directly offset against the associated income collected from the given client.

UBS presents expenses primarily in line with their nature in the income statement, differentiating between expenses that are directly attributable to the satisfaction of specific performance obligations associated with the generation of revenues, which are presented within Total operating income as Fee and commission expense, and those that are related to personnel, general and administrative expenses, which are presented within Total operating expenses.

›Refer to Note 4 for more information, including the disaggregation of revenues

Cash and cash equivalents

4) Cash and cash equivalents

For the purpose of the statement of cash flows, cash and cash equivalents comprise balances with an original maturity of three months or less, including cash, money market paper and balances at central and other banks.

Share-based and other deferred compensation plans

5) Share-based and other deferred compensation plans

UBS recognizes expenses for deferred compensation awards over the period that the employee is required to provide service to become entitled to the award. Where the service period is shortened, for example in the case of employees affected by restructuring programs or mutually agreed termination provisions, recognition of expense is accelerated to the termination date. Where no future service is required, such as for employees who are eligible for retirement or who have met certain age and length-of-service criteria, the services are presumed to have been received and compensation expense is recognized over the performance year or, in the case of off-cycle awards, immediately on the grant date.

Share-based compensation plans

Share-based compensation expense is measured by reference to the fair value of the equity instruments on the date of grant, taking into account the terms and conditions inherent in the award, including, where relevant, dividend rights, transfer restrictions in effect beyond the vesting date, market conditions, and non-vesting conditions.

For equity-settled awards, the fair value is not remeasured unless the terms of the award are modified such that there is an incremental increase in value. No adjustments are made for modifications that result in a decrease in value. Any increase in fair value resulting from a modification is recognized as compensation expense, either over the remaining service period or, for vested awards, immediately. Expenses are recognized, on a per-tranche basis, over the service period based on an estimate of the number of instruments expected to vest and are adjusted to reflect the actual outcomes of service or performance conditions.

For equity-settled awards, forfeiture events resulting from a breach of a non-vesting condition (i.e., one that does not relate to a service or performance condition) do not result in any adjustment to the share-based compensation expense.

For cash-settled share-based awards, fair value is remeasured at each reporting date, so that the cumulative expense recognized equals the cash distributed.

Other deferred compensation plans

Compensation expense for other deferred compensation plans is recognized on a per-tranche or straight-line basis, depending on the nature of the plan. The amount recognized is measured based on the present value of the amount expected to be paid under the plan and is remeasured at each reporting date, so that the cumulative expense recognized equals the cash or the fair value of respective financial instruments distributed.

›Refer to Note 27 for more information

Post-employment benefit plans

6) Post-employment benefit plans

UBS sponsors various post-employment benefit plans for its employees worldwide, which include defined benefit and defined contribution pension plans, and other post-employment benefits, such as medical and life insurance benefits that are payable after the completion of employment.

›Refer to Note 26 for more information

Defined benefit plans

Defined benefit plans specify an amount of benefit that an employee will receive, which usually depends on one or more factors, such as age, years of service and compensation. The defined benefit liability recognized in the balance sheet is the present value of the defined benefit obligation less the fair value of the plan’s assets at the balance sheet date, with changes resulting from remeasurements recorded immediately in Other comprehensive income. If the fair value of the plan’s assets is higher than the present value of the defined benefit obligation, the recognition of the resulting net asset is limited to the present value of economic benefits available in the form of refunds from the plan or reductions in future contributions to the plan. UBS applies the projected unit credit method to determine the present value of its defined benefit obligations, the related current service cost and, where applicable, the past service cost. These amounts, which take into account the specific features of each plan, including risk sharing between employee and employer, are calculated periodically by independent qualified actuaries.

Critical accounting estimates and judgments

The net defined benefit liability or asset at the balance sheet date and the related personnel expense depend on the expected future benefits to be provided, determined using a number of economic and demographic assumptions. A range of assumptions could be applied, and different assumptions could significantly alter the defined benefit liability or asset and pension expense recognized. The most significant assumptions include life expectancy, the discount rate, expected salary increases, pension increases, and interest credits on retirement savings account balances. Sensitivity analysis for reasonable possible movements in each significant assumption for UBS‘s post-employment obligations is provided within Note 26.

›Refer to Note 26 for more information

Defined contribution plans

A defined contribution plan pays fixed contributions into a separate entity from which post-employment and other benefits are paid. UBS has no legal or constructive obligation to pay further amounts if the plan does not hold sufficient assets to pay employees the benefits relating to employee service in the current and prior periods. Compensation expense is recognized when the employees have rendered services in exchange for contributions. This is generally in the year of contribution. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in future payments is available.

Income taxes

7) Income taxes

UBS is subject to the income tax laws of Switzerland and those of the non-Swiss jurisdictions in which UBS has business operations.

The Group’s provision for income taxes is composed of current and deferred taxes. Current income taxes represent taxes to be paid or refunded for the current period or previous periods.

Deferred taxes are recognized for temporary differences between the carrying amounts and tax bases of assets and liabilities that will result in taxable or deductible amounts in future periods and are measured using the applicable tax rates and laws that have been enacted or substantively enacted by the end of the reporting period and that will be in effect when such differences are expected to reverse.

Deferred tax assets arise from a variety of sources, the most significant being: (i) tax losses that can be carried forward to be used against profits in future years; and (ii) temporary differences that will result in deductions against profits in future years. Deferred tax assets are recognized only to the extent it is probable that sufficient taxable profits will be available against which these differences can be used. When an entity or tax group has a history of recent losses, deferred tax assets are only recognized to the extent there are sufficient taxable temporary differences or there is convincing other evidence that sufficient taxable profit will be available against which the unused tax losses can be utilized.

Deferred tax liabilities are recognized for temporary differences between the carrying amounts of assets and liabilities in the balance sheet that reflect the expectation that certain items will give rise to taxable income in future periods.

Deferred and current tax assets and liabilities are offset when: (i) they arise in the same tax reporting group; (ii) they relate to the same tax authority; (iii) the legal right to offset exists; and (iv) they are intended to be settled net or realized simultaneously.

Current and deferred taxes are recognized as income tax benefit or expense in the income statement, except for current and deferred taxes recognized in relation to: (i) the acquisition of a subsidiary (for which such amounts would affect the amount of goodwill arising from the acquisition); (ii) gains and losses on the sale of treasury shares (for which the tax effects are recognized directly in Equity); (iii) unrealized gains or losses on financial instruments that are classified at FVOCI; (iv) changes in fair value of derivative instruments designated as cash flow hedges; (v) remeasurements of defined benefit plans; or (vi) certain foreign currency translations of foreign operations. Amounts relating to points (iii) through (vi) are recognized in Other comprehensive income within Equity.

UBS reflects the potential effect of uncertain tax positions for which acceptance by the relevant tax authority is not considered probable by adjusting current or deferred taxes, as applicable, using either the most likely amount or expected value methods, depending on which method is deemed a better predictor of the basis on which and extent to which the uncertainty will be resolved.

Critical accounting estimates and judgments

Tax laws are complex, and judgment and interpretations about the application of such laws are required when accounting for income taxes. UBS considers the performance of its businesses and the accuracy of historical forecasts and other factors in evaluating the recoverability of its deferred tax assets, including the remaining tax loss carry-forward period, and its assessment of expected future taxable profits in the forecast period used for recognizing deferred tax assets. Estimating future profitability and business plan forecasts is inherently subjective and is particularly sensitive to future economic, market and other conditions.

Forecasts are reviewed annually, but adjustments may be made at other times, if required. If recent losses have been incurred, convincing evidence is required to prove there is sufficient future profitability given the value of UBS’s deferred tax assets may be affected, with effects primarily recognized through the income statement.

In addition, judgment is required to assess the expected value of uncertain tax positions and the related probabilities, including interpretation of tax laws, the resolution of any income tax-related appeals and litigation.

›Refer to Note 8 for more information

Investment in associates

8) Investments in associates

Interests in entities where UBS has significant influence over the financial and operating policies of the entity but does not have control are classified as investments in associates and accounted for under the equity method of accounting. Typically, UBS has significant influence when it holds or has the ability to hold between 20% and 50% of a company’s voting rights. Investments in associates are initially recognized at cost, and the carrying amount is increased or decreased after the date of acquisition to recognize the Group’s share of the investee’s comprehensive income and any impairment losses.

The net investment in an associate is impaired if there is objective evidence of a loss event and the carrying amount of the investment in the associate exceeds its recoverable amount.

›Refer to Note 28 for more information

Property, equipment and software

9) Property, equipment and software

Property, equipment and software includes own-used properties, leasehold improvements, information technology hardware, externally purchased and internally generated software, as well as communications and other similar equipment. Property, equipment and software is measured at cost less accumulated depreciation and impairment losses and is reviewed at each reporting date for indication for impairment. Software development costs are capitalized only when the costs can be measured reliably and it is probable that future economic benefits will arise. Depreciation of property, equipment and software begins when they are available for use (i.e., when they are in the location and condition necessary for them to be capable of operating in the manner intended by management). Depreciation is calculated on a straight-line basis over an asset‘s estimated useful life. The estimated useful economic lives of UBS‘s property, equipment and software are:

–properties, excluding land: ≤ 67 years

–IT hardware and communications equipment: ≤ 7 years

–other machines and equipment: ≤ 10 years

–software: ≤ 10 years

–leased properties and leasehold improvements: the shorter of the lease term or the economic life of asset (typically ≤ 20 years).

Property, equipment and software are generally tested for impairment at the appropriate cash-generating unit (CGU) level, alongside goodwill and intangible assets as described in item 10 in this Note. An impairment charge is, however, only recognized for such assets if both the asset’s fair value less costs of disposal and value in use (if determinable) are below its carrying amount. The fair values of such assets, other than property that has a market price, are generally determined using a replacement cost approach that reflects the amount that would be currently required by a market participant to replace the service capacity of the asset. If such assets are no longer used, they are tested individually for impairment.

›Refer to Note 12 for more information

Goodwill and intangible assets

10) Goodwill and intangible assets

Goodwill represents the future economic benefits arising from other assets acquired in a business combination that are not individually identified and recognized. Goodwill is not amortized, but is assessed for impairment at the end of each reporting period, or when indicators of impairment exist. UBS tests goodwill for impairment annually, irrespective of whether there is any indication of impairment.

The impairment test is performed for each CGU to which goodwill is allocated by comparing the recoverable amount, based on its value in use, to the carrying amount of the respective CGU. An impairment charge is recognized in the income statement if the carrying amount exceeds the recoverable amount.

Intangible assets include separately identifiable intangible items arising from business combinations and certain purchased trademarks and similar items. Intangible assets are recognized at cost. The cost of an intangible asset acquired in a business combination is its fair value at the date of acquisition. Intangible assets with a finite useful life are amortized using the straight-line method over their estimated useful life, generally not exceeding 20 years. In rare cases, intangible assets can have an indefinite useful life, in which case they are not amortized. At each reporting date, intangible assets are reviewed for indications of impairment. If such indications exist, the intangible assets are analyzed to assess whether their carrying amount is fully recoverable. An impairment loss is recognized if the carrying amount exceeds the recoverable amount.

Critical accounting estimates and judgments

UBS‘s methodology for goodwill impairment testing is based on a model that is most sensitive to the following key assumptions: (i) forecasts of earnings available to shareholders in years one to three; (ii) changes in the discount rates; and (iii) changes in the long-term growth rate.

Earnings available to shareholders are estimated on the basis of forecast results, which are part of the business plan approved by the BoD. The discount rates and growth rates are determined using external information, as well as considering inputs from both internal and external analysts and the view of management.

The key assumptions used to determine the recoverable amounts of each cash-generating unit are tested for sensitivity by applying reasonably possible changes to those assumptions.

›Refer to Notes 2 and 13 for more information

Provisions and contingent liabilities

11) Provisions and contingent liabilities

Provisions are liabilities of uncertain timing or amount, and are generally recognized in accordance with IAS 37, Provisions, Contingent Liabilities and Contingent Assets, when: (i) UBS has a present obligation as a result of a past event; (ii) it is probable that an outflow of resources will be required to settle the obligation; and (iii) a reliable estimate of the amount of the obligation can be made.

The majority of UBS’s provisions relate to litigation, regulatory and similar matters, restructuring, and employee benefits. Restructuring provisions are generally recognized as a consequence of management agreeing to materially change the scope of the business or the manner in which it is conducted, including changes in management structure. Provisions for employee benefits relate mainly to service anniversaries and sabbatical leave, and are recognized in accordance with measurement principles set out in item 6 in this Note. In addition, UBS presents expected credit loss allowances within Provisions if they relate to a loan commitment, financial guarantee contract or a revolving revocable credit line.

IAS 37 provisions are measured considering the best estimate of the consideration required to settle the present obligation at the balance sheet date.

When conditions required to recognize a provision are not met, a contingent liability is disclosed, unless the likelihood of an outflow of resources is remote. Contingent liabilities are also disclosed for possible obligations that arise from past events the existence of which will be confirmed only by uncertain future events not wholly within the control of UBS.

Critical accounting estimates and judgments

Recognition of provisions often involves significant judgment in assessing the existence of an obligation that results from past events and in estimating the probability, timing and amount of any outflows of resources. This is particularly the case for litigation, regulatory and similar matters, which, due to their nature, are subject to many uncertainties, making their outcome difficult to predict.

The amount of any provision recognized is sensitive to the assumptions used and there could be a wide range of possible outcomes for any particular matter.

Management regularly reviews all the available information regarding such matters, including legal advice, to assess whether the recognition criteria for provisions have been satisfied and to determine the timing and amount of any potential outflows.

›Refer to Note 18 for more information

Foreign currency translation

12) Foreign currency translation

Transactions denominated in a foreign currency are translated into the functional currency of the reporting entity at the spot exchange rate on the date of the transaction. At the balance sheet date, all monetary assets, including those at FVOCI, and monetary liabilities denominated in foreign currency are translated into the functional currency using the closing exchange rate. Translation differences are reported in Other net income from financial instruments measured at fair value through profit or loss.

Non-monetary items measured at historical cost are translated at the exchange rate on the date of the transaction.

Upon consolidation, assets and liabilities of foreign operations are translated into US dollars, UBS’s presentation currency, at the closing exchange rate on the balance sheet date, and income and expense items and other comprehensive income are translated at the average rate for the period. The resulting foreign currency translation differences are recognized in Equity and reclassified to the income statement when UBS disposes of, partially or in its entirety, the foreign operation and UBS no longer controls the foreign operation.

Share capital issued, share premium and treasury shares held are translated at the historic average rate, with the difference between the historic average rate and the spot rate realized upon repayment of share capital or disposal of treasury shares reported as Share premium. Cumulative amounts recognized in OCI in respect of cash flow hedges and financial assets measured at FVOCI are translated at the closing exchange rate as of the balance sheet dates, with any translation effects adjusted through Retained earnings.

›Refer to Note 33 for more information

Equity, treasury shares and contracts on UBS Group AG shares

13) Equity, treasury shares and contracts on UBS Group AG shares

UBS Group AG shares held (treasury shares)

UBS Group AG shares held by the Group, including those purchased as part of market-making activities, are presented in Equity as Treasury shares at their acquisition cost and are deducted from Equity until they are canceled or reissued. The difference between the proceeds from sales of treasury shares and their weighted average cost (net of tax, if any) is reported as Share premium.

Non-controlling interests

If UBS has an obligation to purchase a non-controlling interest subject to option or forward arrangements, the amounts allocated to non-controlling interests are reduced and a liability equivalent to the exercise price of the option or forward is recognized, with any difference between these two amounts recorded in Share premium.

Net cash settlement contracts

Contracts involving UBS Group AG shares that require net cash settlement, or provide the counterparty or UBS with a settlement option that includes a choice of settling net in cash, are classified as derivatives held for trading.

Leasing

14) Leasing

UBS predominantly enters into lease contracts, or contracts that include lease components, as a lessee of real estate, including offices, retail branches and sales offices, with a small number of IT hardware leases. UBS identifies non-lease components of a contract and accounts for them separately from lease components.

When UBS is a lessee in a lease arrangement, UBS recognizes a lease liability and corresponding right-of-use (RoU) asset at the commencement of the lease term when UBS acquires control of the physical use of the asset. Lease liabilities are presented within Other financial liabilities measured at amortized cost and RoU assets within Property, equipment and software. The lease liability is measured based on the present value of the lease payments over the lease term, discounted using UBS’s unsecured borrowing rate, given that the rate implicit in a lease is generally not observable. Interest expense on the lease liability is presented within Interest expense from financial instruments measured at amortized cost. The RoU asset is recorded at an amount equal to the lease liability but is adjusted for rent prepayments, initial direct costs, any costs to refurbish the leased asset and / or lease incentives received. The RoU asset is depreciated over the shorter of the lease term or the useful life of the underlying asset, with the depreciation presented within Depreciation and impairment of property, equipment and software.

Lease payments generally include fixed and variable payments that depend on an index (such as an inflation index). When a lease contains an extension or termination option that the Group considers reasonably certain to be exercised, the expected rental payments or costs of termination are included within the lease payments used to generate the lease liability. UBS does not typically enter into leases with purchase options or residual value guarantees.

Where UBS acts as a lessor or sub-lessor under a finance lease, a receivable is recognized in Other financial assets measured at amortized cost at an amount equal to the present value of the aggregate of the lease payments plus any unguaranteed residual value that UBS expects to recover at the end of the lease term. Initial direct costs are also included in the initial measurement of the lease receivable. Lease payments received during the lease term are allocated as repayments of the outstanding receivable. Interest income reflects a constant periodic rate of return on UBS’s net investment using the interest rate implicit in the lease (or, for sub-leases, the rate for the head lease). UBS reviews the estimated unguaranteed residual value annually, and if the estimated residual value to be realized is less than the amount assumed at lease inception, a loss is recognized for the expected shortfall. Where UBS acts as a lessor or sub-lessor in an operating lease, UBS recognizes the operating lease income on a straight-line basis over the lease term.

Lease receivables are subject to impairment requirements as set out in item 2g in this Note. ECL on lease receivables are determined following the general impairment model within IFRS 9, Financial Instruments, without utilizing the simplified approach of always measuring impairment at the amount of lifetime ECL.

Comparative policy | Policy applicable prior to 1 January 2019

Operating lease rentals payable were recognized as an expense on a straight-line basis over the lease term, which commenced with control of the physical use of the property. Lease incentives were treated as a reduction of rental expense and were recognized on a consistent basis over the lease term. Operating lease expenses of USD 533 million were presented within General and administrative expenses in 2018. As at the date of adoption of IFRS 16, UBS had USD 24 million of finance leases and accounted for them consistently with the policy applied from 1 January 2019 above. The adoption of IFRS 16 had no impact on retained earnings.

›Refer to Note 12 and 30 for more information

UBS AG
Significant Accounting Policies [Line Items]
Basis of accounting

Basis of accounting

The Financial Statements have been prepared in accordance with International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board (the IASB), and are presented in US dollars (USD).

Disclosures marked as audited in the “Risk, capital, liquidity and funding, and balance sheet” section of this report form an integral part of the Financial Statements. These disclosures relate to requirements under IFRS 7, Financial Instruments: Disclosures, and IAS 1, Presentation of Financial Statements, and are not repeated in this section.

The accounting policies described in this Note have been applied consistently in all years presented unless otherwise stated in Note 1b. In addition, effective from 1 January 2019, UBS AG applies IFRS 16, Leases, which sets out the principles for the recognition, measurement, presentation and disclosure of leases. Within this Note, policies applied for periods that differ from those applied to the financial year ended 31 December 2020 are identified as “Comparative policy.”

Critical accounting estimates and judgments

Critical accounting estimates and judgments

Preparation of these Financial Statements under IFRS requires management to apply judgment and make estimates and assumptions that affect reported amounts of assets, liabilities, income and expenses and disclosure of contingent assets and liabilities, and may involve significant uncertainty at the time they are made. Such estimates and assumptions are based on the best available information. UBS AG regularly reassesses such estimates and assumptions, which encompass historical experience, expectations of the future and other pertinent factors, to determine their continuing relevance based on current conditions, updating them as necessary. Changes in those estimates and assumptions may have a significant effect on the Financial Statements. Furthermore, actual results may differ significantly from UBS AG’s estimates, which could result in significant losses to UBS AG, beyond what was anticipated or provided for.

The following areas contain estimation uncertainty or require critical judgment and have a significant effect on amounts recognized in the Financial Statements:

–expected credit loss measurement (refer to item 2g in this Note and to Note 20);

–fair value measurement (refer to item 2f in this Note and to Note 21);

–income taxes (refer to item 7 in this Note and to Note 8);

–provisions and contingent liabilities (refer to item 11 in this Note and to Note 18);

–post-employment benefit plans (refer to item 6 in this Note and to Note 26);

–goodwill (refer to item 10 in this Note and to Note 13); and

–consolidation of structured entities (refer to item 1 in this Note and to Note 28).

Consolidation

1) Consolidation

The Financial Statements comprise the financial statements of UBS AG and its subsidiaries, presented as a single economic entity; intercompany transactions and balances have been eliminated. UBS AG consolidates all entities that it controls, including structured entities (SEs), which is the case when it has: (i) power over the relevant activities of the entity; (ii) exposure to an entity‘s variable returns; and (iii) the ability to use its power to affect its own returns.

Consideration is given to all facts and circumstances to determine whether UBS AG has power over another entity, i.e., the current ability to direct the relevant activities of an entity when decisions about those activities need to be made.

Subsidiaries, including SEs, are consolidated from the date when control is gained and deconsolidated from the date when control ceases. Control, or the lack thereof, is reassessed if facts and circumstances indicate that there is a change to one or more elements required to establish that control is present.

Business combinations are accounted for using the acquisition method. The amount of non-controlling interest is measured at the non-controlling interest’s proportionate share of the acquiree’s identifiable net assets.

›Refer to Note 28 for more information

Critical accounting estimates and judgments

Each individual entity is assessed for consolidation in line with the aforementioned consolidation principles. The assessment of control can be complex and requires the use of significant judgment, in particular in determining whether UBS AG has power over the entity. As the nature and extent of UBS AG’s involvement is unique for each entity, there is no uniform consolidation outcome by entity. Certain entities within a class may be consolidated while others may not. When carrying out the consolidation assessment, judgment is exercised considering all the relevant facts and circumstances, including the nature and activities of the investee, as well as the substance of voting and similar rights.

›Refer to Note 28 for more information

Financial instruments

2) Financial instruments

a. Recognition

UBS AG recognizes financial instruments when it becomes a party to contractual provisions of an instrument. UBS AG applies settlement date accounting to all standard purchases and sales of non-derivative financial instruments.

In transactions where UBS AG acts as a transferee, to the extent such financial asset transfer does not qualify for derecognition by the transferor, UBS AG does not recognize the transferred instrument as its asset.

UBS AG also acts in a fiduciary capacity, which results in it holding or placing assets on behalf of individuals, trusts, retirement benefit plans and other institutions. Unless these items meet the definition of an asset and the recognition criteria are satisfied, such assets are not recognized on UBS AG’s balance sheet and the related income is excluded from the Financial Statements.

Client cash balances associated with derivatives clearing and execution services are not recognized on the balance sheet if, through contractual agreement, regulation or practice, UBS AG neither obtains benefits from nor controls such cash balances.

b. Classification, measurement and presentation

Financial assets

All financial instruments are on initial recognition measured at fair value and classified as measured at amortized cost, fair value through other comprehensive income (FVOCI) or fair value through profit or loss (FVTPL). For financial instruments subsequently measured at amortized cost or FVOCI, the initial fair value is adjusted for directly attributable transaction costs.

Where the contractual terms of a debt instrument result in cash flows that are solely payments of principal and interest (SPPI) on the principal amount outstanding, the debt instrument is classified as measured at amortized cost if it is held within a business model that has an objective to hold financial assets to collect contractual cash flows, or at FVOCI if it is held within a business model with the objective being achieved by both collecting contractual cash flows and selling financial assets.

All other financial assets are measured at FVTPL, including those held for trading or those managed on a fair value basis, except for derivatives designated in a hedge relationship, in which case hedge accounting requirements apply (refer to item 2j in this Note for more information).

Business model assessment and contractual cash flow characteristics

UBS AG determines the nature of a business model by considering the way financial assets are managed to achieve a particular business objective.

In assessing whether the contractual cash flows are SPPI, UBS AG considers whether the contractual terms of the financial asset contain a term that could change the timing or amount of contractual cash flows arising over the life of the instrument.

Financial liabilities

Financial liabilities measured at amortized cost

Financial liabilities measured at amortized cost include Debt issued measured at amortized cost and Funding from UBS Group AG and its subsidiaries, which constitute obligations of UBS AG arising from funding it has received from UBS Group AG or its subsidiaries, which are not within the UBS AG’s scope of consolidation. The latter includes contingent capital instruments issued to UBS Group AG and its subsidiaries containing contractual provisions under which the principal amounts would be written down or converted into equity upon either a specified common equity tier 1 (CET1) ratio breach or a determination by the Swiss Financial Market Supervisory Authority (FINMA) that a viability event has occurred. Such contractual provisions are not derivatives, as the underlying is deemed to be a non-financial variable specific to a party to the contract.

Where there is a legal bail-in mechanism for write-down or conversion into equity (as is the case, for instance, with senior unsecured debt issued by UBS AG that is subject to write-down or conversion under resolution authority granted to FINMA under Swiss law), the amortized cost accounting treatment applied to these instruments is not affected.

If the debt were to be written down or converted into equity in a future period, it would be partially or fully derecognized, with the difference between its carrying amount and the fair value of any equity issued recognized in the income statement.

A gain or loss is recognized in Other income when debt issued is subsequently repurchased for market-making or other activities. A subsequent sale of own bonds in the market is treated as a reissuance of debt.

Financial liabilities measured at fair value through profit or loss

UBS AG designates certain issued debt instruments as financial liabilities at fair value through profit or loss, on the basis that such financial instruments include embedded derivatives and / or are managed on a fair value basis (refer to the table below for more information), in which case bifurcation of the embedded derivative component is not required. Financial instruments including embedded derivatives arise predominantly from the issuance of certain structured debt instruments.

Measurement and presentation

After initial recognition, UBS AG classifies, measures and presents its financial assets and liabilities in accordance with IFRS 9, as described in the table on the following pages.

Classification, measurement and presentation of financial assets

Financial assets classification

Significant items included

Measurement and presentation

Measured at amortized cost

This classification includes:

–cash and balances at central banks;

–loans and advances to banks;

–cash collateral receivables on securities borrowed;

–receivables on reverse repurchase agreements;

–cash collateral receivables on derivative instruments;

–residential and commercial mortgages;

–corporate loans;

–secured loans, including Lombard loans, and unsecured loans;

–loans to financial advisors; and

–debt securities held as high-quality liquid assets (HQLA).

Measured at amortized cost using the effective interest method less allowances for expected credit losses (ECL) (refer to items 2d and 2g in this Note for more information).

The following items are recognized in the income statement:

–interest income, which is accounted for in accordance with item 2d in this Note;

–ECL and reversals; and

–foreign exchange translation gains and losses.

When the financial asset at amortized cost is derecognized, the gain or loss is recognized in the income statement.

For amounts arising from settlement of certain derivatives, refer to the next page.

Measured at FVOCI

Debt instruments measured at FVOCI

This classification primarily includes debt securities and certain asset-backed securities held as HQLA.

Measured at fair value, with unrealized gains and losses reported in Other comprehensive income, net of applicable income taxes, until such investments are derecognized. Upon derecognition, any accumulated balances in Other comprehensive income are reclassified to the income statement and reported within Other income.

The following items, which are determined on the same basis as for financial assets measured at amortized cost, are recognized in the income statement:

–interest income, which is accounted for in accordance with item 2d in this Note;

–ECL and reversals; and

–foreign exchange translation gains and losses.

Classification, measurement and presentation of financial assets

Financial assets classification

Significant items included

Measurement and presentation

Measured at FVTPL

Held for trading

Financial assets held for trading include:

–all derivatives with a positive replacement value, except those that are designated and effective hedging instruments; and

–other financial assets acquired principally for the purpose of selling or repurchasing in the near term, or that are part of a portfolio of identified financial instruments that are managed together and for which there is evidence of a recent actual pattern of short-term profit taking. Included in this category are debt instruments (including those in the form of securities, money market paper, and traded corporate and bank loans) and equity instruments.

Measured at fair value, with changes recognized in the income statement.

Derivative assets (including derivatives that are designated and effective hedging instruments) are generally presented as Derivative financial instruments, except those exchange-traded and OTC-cleared derivatives that are considered to be settled on a daily basis or in substance net settled on a daily basis, which are presented within Cash collateral receivables on derivative instruments.

Changes in fair value, initial transaction costs, dividends and gains and losses arising on disposal or redemption are recognized in Other net income from financial instruments measured at fair value through profit or loss,[1] except interest income on instruments other than derivatives (refer to item 2d in this Note), interest on derivatives designated as hedging instruments in hedges of interest rate risk and forward points on certain short- and long-duration foreign exchange contracts acting as economic hedges, which are reported in Net interest income.

Changes in the fair value of derivatives that are designated and effective hedging instruments are presented either in the income statement or Other comprehensive income, depending on the type of hedge relationship (refer to item 2j in this Note for more information).

Mandatorily measured at FVTPL – Other

This classification includes financial assets mandatorily measured at FVTPL that are not held for trading, as follows:

–certain structured loans, certain commercial loans, receivables under reverse repurchase and cash collateral on securities borrowing agreements that are managed on a fair value basis;

–loans managed on a fair value basis, including those hedged with credit derivatives;

–certain debt securities held as HQLA and managed on a fair value basis;

–certain investment fund holdings and assets held to hedge delivery obligations related to cash-settled employee compensation plans;

–brokerage receivables, for which contractual cash flows do not meet the SPPI criterion because the aggregate balance is accounted for as a single unit of account, with interest being calculated on the individual components;

–auction rate securities, for which contractual cash flows do not meet the SPPI criterion because interest may be reset at rates that contain leverage;

–equity instruments; and

–assets held under unit-linked investment contracts.

1 Effective from 1 January 2019, this line item includes dividends (prior to 1 January 2019, dividends were included within Net interest income), intermediation income arising from certain client-driven Global Wealth Management and Personal & Corporate Banking financial transactions, foreign currency translation effects and income and expenses from exposures to precious metals.

Classification, measurement and presentation of financial liabilities

Financial liabilities classification

Significant items included

Measurement and presentation

Measured at amortized cost

This classification includes:

–demand and time deposits;

–retail savings / deposits;

–amounts payable under repurchase agreements;

–cash collateral on securities lent;

–non-structured fixed-rate bonds;

–subordinated debt;

–certificates of deposit and covered bonds;

–obligations against funding from UBS Group AG and its subsidiaries; and

–cash collateral payables on derivative instruments.

Measured at amortized cost using the effective interest method.

When the financial liability at amortized cost is derecognized, the gain or loss is recognized in the income statement.

Measured at fair value through profit or loss

Held for trading

Financial liabilities held for trading include:

–all derivatives with a negative replacement value (including certain loan commitments), except those that are designated and effective hedging instruments; and

–obligations to deliver financial instruments, such as debt and equity instruments, that UBS AG has sold to third parties but does not own (short positions).

Measurement and presentation of financial liabilities classified at FVTPL follow the same principles as for financial assets classified at FVTPL, except that the amount of change in the fair value of the financial liability designated at FVTPL that is attributable to changes in UBS AG’s own credit risk is presented in Other comprehensive income directly within Retained earnings and is never reclassified to the income statement.

Derivative liabilities (including derivatives that are designated and effective hedging instruments) are generally presented as Derivative financial instruments, except those exchange-traded and OTC-cleared derivatives that are considered to be settled on a daily basis or in substance net settled on a daily basis, which are presented within Cash collateral payables on derivative instruments.

Designated at FVTPL

UBS AG designates at FVTPL the following financial liabilities:

–issued hybrid debt instruments that primarily include equity-linked, credit-linked and rates-linked bonds or notes;

–issued debt instruments managed on a fair value basis;

–certain payables under repurchase agreements and cash collateral on securities lending agreements that are managed in conjunction with associated reverse repurchase agreements and cash collateral on securities borrowed;

–amounts due under unit-linked investment contracts whose cash flows are linked to financial assets measured at FVTPL and eliminate an accounting mismatch; and

–brokerage payables, which arise in conjunction with brokerage receivables and are measured at FVTPL to achieve measurement consistency.

Loan commitments

c. Loan commitments and financial guarantees

Loan commitments are arrangements to provide credit under defined terms and conditions. Irrevocable loan commitments are classified as: (i) derivative loan commitments measured at fair value through profit or loss; (ii) loan commitments designated at fair value through profit or loss; or (iii) loan commitments not measured at fair value.

Financial guarantee contracts

Financial guarantee contracts are contracts that require UBS AG to make specified payments to reimburse the holder for an incurred loss because a specified debtor fails to make payments when due in accordance with the terms of a specified debt instrument.

Interest income and expense

d. Interest income and expense

Interest income and expense are recognized in the income statement based on the effective interest method. When calculating the effective interest rate (EIR) for financial instruments (other than credit-impaired financial instruments), UBS AG estimates future cash flows considering all contractual terms of the instrument, but not expected credit losses, with the EIR applied to the gross carrying amount of the financial asset or the amortized cost of a financial liability. However, when a financial asset becomes credit-impaired after initial recognition, interest income is determined by applying the EIR to the amortized cost of the instrument, which represents the gross carrying amount adjusted for any credit loss allowance.

Upfront fees, including fees on loan commitments not measured at fair value where a loan is expected to be issued, and direct costs are included within the initial measurement of a financial instrument measured at amortized cost or FVOCI and recognized over the expected life of the instrument as part of its EIR.

Fees related to loan commitments where no loan is expected to be issued, as well as loan syndication fees where UBS AG does not retain a portion of the syndicated loan or where UBS AG does retain a portion of the syndicated loan at the same effective yield for comparable risk as other participants, are included in Net fee and commission income and either recognized over the life of the commitment or when syndication occurs.

›Refer to item 3 in this Note for more information

Interest income on financial assets, excluding derivatives, is included in interest income when positive and in interest expense when negative. Similarly, interest expense on financial liabilities, excluding derivatives, is included in interest expense, except when interest rates are negative, in which case it is included in interest income.

›Refer to item 2b in this Note and Note 3 for more information

Derecognition

e. Derecognition

Financial assets

UBS AG derecognizes a financial asset, or a portion of a financial asset, when the contractual rights to the cash flows from the financial asset expire, or UBS AG has either (i) transferred the contractual rights to receive the cash flows from the asset, or (ii) retained the contractual rights to receive the cash flows of that asset, but assumed a contractual obligation to pay the cash flows to one or more entities, subject to certain criteria. Transferred financial assets are derecognized if the purchaser has received substantially all the risks and rewards of the asset or a significant part of the risks and rewards combined with a practical ability to sell or pledge the asset.

Where financial assets have been pledged as collateral or in similar arrangements, they are considered to have been transferred if the counterparty has received the contractual rights to the cash flows of the pledged assets, as may be evidenced by, for example, the counterparty’s right to sell or repledge the assets. In transfers where control over the financial asset is retained, UBS AG continues to recognize the asset to the extent of its continuing involvement, determined by the extent to which it is exposed to changes in the value of the transferred asset following the transfer.

Certain over-the-counter (OTC) derivative contracts and most exchange-traded futures and option contracts cleared through central clearing counterparties and exchanges are considered to be settled on a daily basis, as the payment or receipt of variation margin on a daily basis represents legal or economic settlement, which results in derecognition of the associated derivatives.

›Refer to item 2i in this Note, Note 22 and Note 23 for more information

Financial liabilities

UBS AG derecognizes a financial liability from its balance sheet when it is extinguished; i.e., when the obligation specified in the contract is discharged, canceled or expires. When an existing financial liability is exchanged for a new one from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, the original liability is derecognized and a new liability recognized with any difference in the respective carrying amounts recognized in the income statement.

Fair value of financial instruments

f. Fair value of financial instruments

UBS AG accounts for a significant portion of its assets and liabilities at fair value. Fair value is the price on the measurement date that would be received for the sale of an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market, or in the most advantageous market in the absence of a principal market.

›Refer to Note 21 for more information

Critical accounting estimates and judgments

The use of valuation techniques, modeling assumptions and estimates of unobservable market inputs in the fair valuation of financial instruments requires significant judgment and could affect the amount of gain or loss recorded for a particular position. Valuation techniques that rely more heavily on unobservable inputs and sophisticated models inherently require a higher level of judgment and may require adjustment to reflect factors that market participants would consider in estimating fair value, such as close-out costs, which are presented in Note 21d.

UBS AG‘s governance framework over fair value measurement is described in Note 21b, and UBS AG provides a sensitivity analysis of the estimated effects arising from changing significant unobservable inputs in Level 3 financial instruments to reasonably possible alternative assumptions within Note 21g.

›Refer to Note 21 for more information

Allowances and provisions for expected credit losses

g. Allowances and provisions for expected credit losses

Expected credit losses (ECL) are recognized for financial assets measured at amortized cost, financial assets measured at FVOCI, fee and lease receivables, financial guarantees and loan commitments not measured at fair value. ECL are also recognized on the undrawn portion of revolving revocable credit lines, which include UBS AG’s credit card limits and master credit facilities, and are referred to by UBS AG as “other credit lines.” Though these other credit lines are revocable at any time, UBS AG is exposed to credit risk because the borrower has the ability to draw down funds before UBS AG can take credit risk mitigation actions.

Recognition of expected credit losses

ECL are recognized on the following basis:

–Stage 1 instruments: Maximum 12-month ECL are recognized from initial recognition, reflecting the portion of lifetime cash shortfalls that would result if a default occurs in the 12 months after the reporting date, weighted by the risk of a default occurring.

–Stage 2 instruments: Lifetime ECL are recognized if a significant increase in credit risk (SICR) is observed subsequent to the instrument’s initial recognition, reflecting lifetime cash shortfalls that would result from all possible default events over the expected life of a financial instrument, weighted by the risk of a default occurring. When an SICR is no longer observed, the instrument will move back to stage 1.

–Stage 3 instruments: Lifetime ECL are always recognized for credit-impaired financial instruments, as determined by the occurrence of one or more loss events, by estimating expected cash flows based on a chosen recovery strategy. Credit-impaired exposures may include positions for which no allowance has been recognized, for example because they are expected to be fully recoverable through collateral held.

–Changes in lifetime ECL since initial recognition are also recognized for assets that are purchased or originated credit-impaired (POCI). POCI financial instruments include those that are purchased at a deep discount or newly originated with a defaulted counterparty; they remain a separate category until derecognition.

All or part of a financial asset is written off if it is deemed uncollectible or forgiven. Write-offs reduce the principal amount of a claim and are charged against related allowances for credit losses. Recoveries, in part or in full, of amounts previously written off are generally credited to Credit loss (expense) / release.

ECL are recognized in the income statement in Credit loss (expense) / release. A corresponding ECL allowance is reported as a decrease in the carrying amount of financial assets measured at amortized cost on the balance sheet. For financial assets that are FVOCI, the carrying amount is not reduced, but an accumulated amount is recognized in Other comprehensive income. For off-balance sheet financial instruments and other credit lines, provisions for ECL are presented in Provisions.

Default and credit impairment

UBS AG applies a single definition of default for credit risk management purposes, regulatory reporting and ECL, with a counterparty classified as defaulted based on quantitative and qualitative criteria.

›Refer to ‘’Credit policies for distressed assets’’ in the ‘’Risk management and control’’ section of this report for more information

Measurement of expected credit losses

IFRS 9 ECL reflect an unbiased, probability-weighted estimate based on loss expectations resulting from default events. The method used to calculate ECL applies the following principal factors: probability of default (PD), loss given default (LGD) and exposure at default (EAD). Parameters are generally determined on an individual financial asset level. Based on the materiality of the portfolio, for credit card exposures and personal account overdrafts in Switzerland, a portfolio approach is applied that derives an average PD and LGD for the entire portfolio. PDs and LGDs used in the ECL calculation are point-in-time (PIT)-based for key portfolios and consider both current conditions and expected cyclical changes. For material portfolios, PDs and LGDs are determined for different scenarios, whereas EAD projections are treated as scenario independent.

For the purpose of determining the ECL-relevant parameters, UBS AG leverages its Pillar 1 internal ratings-based (IRB) models that are also used in determining expected loss (EL) and risk-weighted assets under the Basel III framework and Pillar 2 stress loss models. Adjustments have been made to these models and IFRS 9-related models have been developed that consider the complexity, structure and risk profile of relevant portfolios and take account of the fact that PDs and LGDs used in the ECL calculation are PIT-based, as opposed to the corresponding Basel III through-the-cycle (TTC) parameters. All models that are relevant for measuring expected credit losses are subject to UBS’s model validation and oversight processes.

Probability of default: PD represents the likelihood of a default over a specified time period. A 12-month PD represents the likelihood of default determined for the next 12 months and a lifetime PD represents the probability of default over the remaining lifetime of the instrument. PIT PDs are derived from TTC PDs and scenario forecasts. The modeling is region-, industry- and client segment-specific and considers both macroeconomic scenario dependencies and client-idiosyncratic information.

Exposure at default: EAD represents an estimate of the exposure to credit risk at the time of a potential default occurring, considering expected repayments, interest payments and accruals, discounted at the EIR. Future drawdowns on facilities are considered through a credit conversion factor (CCF) that is reflective of historical drawdown and default patterns and the characteristics of the respective portfolios.

Loss given default: LGD represents an estimate of the loss at the time of a potential default occurring, taking into account expected future cash flows from collateral and other credit enhancements, or expected payouts from bankruptcy proceedings for unsecured claims and, where applicable, time to realization of collateral and the seniority of claims. The LGD is commonly expressed as a percentage of the EAD.

Estimation of expected credit losses

Number of scenarios and estimation of scenario weights

The determination of the probability-weighted ECL requires evaluating a range of diverse and relevant future economic conditions, especially with a view to modeling the non-linear effect of assumptions about macroeconomic factors on the estimate.

To accommodate this requirement, UBS AG uses different economic scenarios in the ECL calculation. Each scenario is represented by a specific scenario narrative, which is relevant considering the exposure of key portfolios to economic risks, and for which a set of consistent macroeconomic variables is determined. An econometric model is used to provide an input into the scenario weight assessment process giving a first indication of the probability that the GDP forecast used for each scenario would materialize, if historically observed deviations of GDP growth from trend growth were representative. As such historical analyses of GDP development do not include an assessment of the underlying economic or political causes, management positions the model output into the context of current conditions and future expectations and applies material judgment in determining the final scenario weights.

The determined weights constitute the probabilities that the respective set of macroeconomic conditions will occur and not that the chosen particular narratives with the related macroeconomic variables will materialize.

Macroeconomic and other factors

The range of macroeconomic, market and other factors that is modeled as part of the scenario determination is wide, and historical information is used to support the identification of the key factors. As the forecast horizon increases, the availability of information decreases, requiring an increase in judgment. For cycle-sensitive PD and LGD determination purposes, UBS AG projects the relevant economic factors for a period of three years before reverting, over a specified period, to a cycle-neutral PD and LGD for longer-term projections.

Factors relevant for ECL calculation vary by type of exposure. Regional and client-segment characteristics are generally taken into account, with specific focus on Switzerland and the US, considering UBS AG’s key ECL-relevant portfolios.

For UBS AG, the following forward-looking macroeconomic variables represent the most relevant factors for ECL calculation:

–GDP growth rates, given their significant effect on borrowers’ performance;

–unemployment rates, given their significant effect on private clients’ ability to meet contractual obligations;

–house price indices, given their significant effect on mortgage collateral valuations;

–interest rates, given their significant effect on counterparties’ abilities to service debt;

–consumer price indices, given their overall relevance for companies’ performance, private clients’ purchasing power and economic stability; and

–equity indices, given that they are an important factor in our corporate rating tools.

Scenario generation, review process and governance

A team of economists, who are part of Group Risk Control, develop the forward-looking macroeconomic assumptions with involvement from a broad range of experts.

The scenarios, their weight and the key macroeconomic and other factors are subject to a critical assessment by the Scenario and Operating Committees, which include senior management from Group Risk and Group Finance. Important aspects for the review include whether there may be particular credit risk concerns that may not be capable of being addressed systematically and require post-model adjustments for stage allocation and ECL allowance.

The Group Model Governance Board, as the highest authority under UBS AG’s model governance framework, ratifies the decisions taken by the Operating Committee.

›Refer to Note 20 for more information

ECL measurement period

The period for which lifetime ECL are determined is based on the maximum contractual period that UBS AG is exposed to credit risk, taking into account contractual extension, termination and prepayment options. For irrevocable loan commitments and financial guarantee contracts, the measurement period represents the maximum contractual period for which UBS AG has an obligation to extend credit.

Additionally, some financial instruments include both an on-demand loan and a revocable undrawn commitment, where the contractual cancelation right does not limit UBS AG’s exposure to credit risk to the contractual notice period, as the client has the ability to draw down funds before UBS AG can take risk-mitigating actions. In such cases, UBS AG is required to estimate the period over which it is exposed to credit risk. This applies to UBS AG’s credit card limits, which do not have a defined contractual maturity date, are callable on demand and where the drawn and undrawn components are managed as one exposure. The exposure arising from UBS AG’s credit card limits is not significant and is managed at a portfolio level, with credit actions triggered when balances are past due. An ECL measurement period of seven years is applied for credit card limits, capped at 12 months for stage 1 balances, as a proxy for the period that UBS AG is exposed to credit risk.

Customary master credit agreements in the Swiss corporate market also include on-demand loans and revocable undrawn commitments. For smaller commercial facilities, a risk-based monitoring (RbM) approach is in place that highlights negative trends as risk events, at an individual facility level, based on a combination of continuously updated risk indicators. The risk events trigger additional credit reviews by a risk officer, enabling informed credit decisions to be taken. Larger corporate facilities are not subject to RbM, but are reviewed at least annually through a formal credit review. UBS AG has assessed these credit risk management practices and considers both the RbM approach and formal credit reviews as substantive credit reviews resulting in a re-origination of the given facility. Following this, a 12-month measurement period from the reporting date is used for both types of facilities as an appropriate proxy of the period over which UBS AG is exposed to credit risk, with 12 months also used as a look-back period for assessing SICR, always from the respective reporting date.

Significant increase in credit risk

Financial instruments subject to ECL are monitored on an ongoing basis. To determine whether the recognition of a maximum 12-month ECL continues to be appropriate, an assessment is made as to whether an SICR has occurred since initial recognition of the financial instrument, applying both quantitative and qualitative factors.

Primarily, UBS AG assesses changes in an instrument’s risk of default on a quantitative basis by comparing the annualized forward-looking and scenario-weighted lifetime PD of an instrument determined at two different dates:

–at the reporting date; and

–at inception of the instrument.

If, based on UBS AG’s quantitative modeling, an increase exceeds a set threshold, an SICR is deemed to have occurred and the instrument is transferred to stage 2 with lifetime ECL recognized.

The threshold applied varies depending on the original credit quality of the borrower, with a higher SICR threshold set for those instruments with a low PD at inception. The SICR assessment based on PD changes is made at an individual financial asset level. A high-level overview of the SICR trigger, which is a multiple of the annualized remaining lifetime PIT PD expressed in rating downgrades, is provided in the “SICR thresholds” table below. The actual SICR thresholds applied are defined on a more granular level by interpolating between the values shown in the table below.

SICR thresholds

Internal rating at origination of the instrument

Rating downgrades / SICR trigger

0–3

3

4–8

2

9–13

1

›Refer to the “Risk management and control” section of this report for more details about UBS AG’s internal grading system

Irrespective of the SICR assessment based on default probabilities, credit risk is generally deemed to have significantly increased for an instrument if the contractual payments are more than 30 days past due. For certain less material portfolios, specifically the Swiss credit card portfolio, the 30-day past due criterion is used as the primary indicator of an SICR. Where instruments are transferred to stage 2 due to the 30-day past due criterion, a minimum period of six months is applied before a transfer back to stage 1 can be triggered. For instruments in Personal & Corporate Banking and Global Wealth Management Region Switzerland that are between 90 and 180 days past due but have not been reclassified to stage 3, a one-year period is applied before a transfer back to stage 1 can be triggered.

Additionally, based on individual counterparty-specific indicators, external market indicators of credit risk or general economic conditions, counterparties may be moved to a watch list, which is used as a secondary qualitative indicator for an SICR. Exception management is further applied, allowing for individual and collective adjustments on exposures sharing the same credit risk characteristics to take account of specific situations that are not otherwise fully reflected.

In general, the overall SICR determination process does not apply to Lombard loans, securities financing transactions and certain other asset-based lending transactions, because of the risk management practices adopted, including daily monitoring processes with strict margining. If margin calls are not satisfied, a position is closed out and classified as a stage 3 position. In exceptional cases, an individual adjustment and a transfer into stage 2 may be made to take account of specific facts.

Credit risk officers are responsible for the identification of an SICR, which for accounting purposes is in some respects different from internal credit risk management processes. This difference mainly arises because ECL accounting requirements are instrument-specific, such that a borrower can have multiple exposures allocated to different stages, and maturing loans in stage 2 will migrate to stage 1 upon renewal irrespective of the actual credit risk at that time. Under a risk-based approach, a holistic counterparty credit assessment and the absolute level of risk at any given date will determine what risk-mitigating actions may be warranted.

›Refer to the “Risk management and control” section of this report for more information

Critical accounting estimates and judgments

The calculation of ECL requires management to apply significant judgment and make estimates and assumptions that can result in significant changes to the timing and amount of ECL recognized.

Determination of a significant increase in credit risk

IFRS 9 does not include a definition of what constitutes an SICR, with UBS AG’s assessment considering qualitative and quantitative criteria. An IFRS 9 Operating Committee has been established to review and challenge the SICR results.

Scenarios, scenario weights and macroeconomic variables

ECL reflect an unbiased and probability-weighted amount, which UBS AG determines by evaluating a range of possible outcomes. Management selects forward-looking scenarios which include relevant macroeconomic variables and management’s assumptions around future economic conditions. An IFRS 9 Scenario Committee, in addition to the Operating Committee, is in place to derive, review and challenge the scenario selection and weights as well as to determine whether any additional post-model adjustments are required that may significantly affect ECL.

ECL measurement period

Lifetime ECL are generally determined based upon the contractual maturity of the transaction, which significantly affects ECL. For credit card limits and Swiss callable master credit facilities, judgment is required, as UBS AG must determine the period over which it is exposed to credit risk. A seven-year period is applied for credit card limits, capped at 12 months for stage 1 positions, and a 12-month period applied for master credit facilities.

Modeling and post-model adjustments

A number of complex models have been developed or modified to calculate ECL, with additional post-model adjustments required which may significantly affect ECL. The models are governed by UBS AG’s model validation controls and approved by the Group Model Governance Board (the GMGB). The post-model adjustments are approved by the IFRS 9 Operating Committee and endorsed by the GMGB.

UBS AG provides a sensitivity analysis covering key macroeconomic variables, scenario weights and SICR trigger points on ECL measurement within Note 20f.

›Refer to Note 20 for more information

Restructured and modified financial assets

h. Restructured and modified financial assets

When payment default is expected or where default has already occurred, UBS AG may grant concessions to borrowers in financial difficulties that it would not consider in the normal course of its business, such as preferential interest rates, extension of maturity, modifying the schedule of repayments, debt / equity swap, subordination, etc. When a concession or forbearance measure is granted, each case is considered individually and the exposure is generally classified as being in default. Forbearance classification will remain until the loan is collected or written off, non-preferential conditions superseding preferential conditions are granted or until the counterparty has recovered and the preferential conditions no longer exceed UBS AG’s risk tolerance.

Modifications result in an alteration of future contractual cash flows and can occur within UBS AG’s normal risk tolerance or as part of a credit restructuring where a counterparty is in financial difficulties.

A restructuring or modification of a financial asset could lead to a substantial change in the terms and conditions, resulting in the original financial asset being derecognized and a new financial asset being recognized. Where the modification does not result in a derecognition, any difference between the modified contractual cash flows discounted at the original EIR and the existing gross carrying amount of the given financial asset is recognized in the income statement as a modification gain or loss.

Offsetting

i. Offsetting

UBS AG nets financial assets and liabilities on its balance sheet if (i) it has the unconditional and legally enforceable right to set off the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of UBS AG and its counterparties, and (ii) it intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Netted positions include, for example, certain derivatives and repurchase and reverse repurchase transactions with various counterparties, exchanges and clearing houses.

In assessing whether UBS AG intends to either settle on a net basis, or to realize the asset and settle the liability simultaneously, emphasis is placed on the effectiveness of operational settlement mechanics in eliminating substantially all credit and liquidity exposure between the counterparties. This condition precludes offsetting on the balance sheet for substantial amounts of UBS AG’s financial assets and liabilities, even though they may be subject to enforceable netting arrangements. For OTC derivative contracts, balance sheet offsetting is generally only permitted in circumstances in which a market settlement mechanism exists via an exchange or central clearing counterparty that effectively accomplishes net settlement through a daily exchange of collateral via a cash margining process. For repurchase arrangements and securities financing transactions, balance sheet offsetting may be permitted only to the extent that the settlement mechanism eliminates, or results in insignificant, credit and liquidity risk, and processes the receivables and payables in a single settlement process or cycle.

›Refer to Note 22 for more information

Hedge accounting

j. Hedge accounting

UBS AG applies hedge accounting requirements of IFRS 9, unless stated otherwise below, where the criteria for documentation and hedge effectiveness are met. If a hedge relationship no longer meets the criteria for hedge accounting, hedge accounting is discontinued. Voluntary discontinuation of hedge accounting is permitted under IAS 39 but not under IFRS 9.

Fair value hedges of interest rate risk related to debt instruments

The fair value change of the hedged item attributable to a hedged risk is reflected as an adjustment to the carrying amount of the hedged item, and recognized in the income statement along with the change in the fair value of the hedging instrument.

Fair value hedges of portfolio interest rate risk related to loans designated under IAS 39

The fair value change of the hedged item attributable to a hedged risk is reflected within Other financial assets measured at amortized cost or Other financial liabilities measured at amortized cost and recognized in the income statement along with the change in the fair value of the hedging instrument.

Fair value hedges of foreign exchange risk related to debt instruments

The fair value change of the hedged item attributable to a hedged risk is reflected in the measurement of the hedged item and recognized in the income statement along with the change in the fair value of the hedging instrument. The foreign currency basis spread of cross-currency swaps designated as hedging derivatives is excluded from the designation and accounted for as a cost of hedging with amounts deferred in Other comprehensive income within Equity. These amounts are released to the income statement over the term of the hedged item.

Discontinuation of fair value hedges

Discontinuations for reasons other than derecognition of the hedged item result in an adjustment to the carrying amount, which is amortized to the income statement over the remaining life of the hedged item using the effective interest method. If the hedged item is derecognized, the unamortized fair value adjustment or deferred cost of hedging amount is recognized immediately in the income statement as part of any derecognition gain or loss.

Cash flow hedges of forecast transactions

Fair value gains or losses associated with the effective portion of derivatives designated as cash flow hedges for cash flow repricing risk are recognized initially in Other comprehensive income within Equity and reclassified to the income statement in the periods when the hedged forecast cash flows affect profit or loss, including discontinued hedges for which forecast cash flows are expected to occur. If the forecast transactions are no longer expected to occur, the deferred gains or losses are immediately reclassified to the income statement.

Hedges of net investments in foreign operations

Gains or losses on the hedging instrument relating to the effective portion of a hedge are recognized directly in Other comprehensive income within Equity, while any gains or losses relating to the ineffective and / or undesignated portion (for example, the interest element of a forward contract) are recognized in the income statement. Upon disposal or partial disposal of the foreign operation, the cumulative value of any such gains or losses recognized in Equity associated with the entity is reclassified to Other income.

Interest Rate Benchmark Reform

UBS AG can continue hedge accounting during the period of uncertainty before existing interest rate benchmarks are replaced with alternative risk-free interest rates. During this period, UBS AG can assume that the current benchmark rates will continue to exist, such that forecast transactions are considered highly probable and hedge relationships remain, with little or no consequential impact on the financial statements. Upon replacement of existing interest rate benchmarks by alternative risk-free interest rates expected in 2021 and beyond, UBS AG will apply the requirements of Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 (Interest Rate Benchmark Reform – Phase 2).

›Refer to Note 1b and Note 1c for more information

Fee and commission income and expenses

3) Fee and commission income and expenses

UBS AG earns fee income from the diverse range of services it provides to its clients. Fee income can be divided into two broad categories: fees earned from services that are provided over a certain period of time, such as management of clients’ assets, custody services and certain advisory services; and fees earned from point-in-time services, such as underwriting fees, deal-contingent merger and acquisitions (M&A) fees and brokerage fees (e.g., securities and derivatives execution and clearing). UBS AG recognizes fees earned on transaction-based arrangements when it has fully provided the service to the customer. Where the contract requires services to be provided over time, income is recognized on a systematic basis over the life of the agreement.

Consideration received is allocated to the separately identifiable performance obligations in a contract. Owing to the nature of UBS AG’s business, contracts that include multiple performance obligations are typically those that are considered to include a series of similar performance obligations fulfilled over time with the same pattern of transfer to the client, e.g., management of client assets and custodial services. As a consequence, UBS AG is not required to apply significant judgment in allocating the consideration received across the various performance obligations.

Point-in-time services are generally for a fixed price or dependent on deal size, e.g., a fixed number of basis points of trade size, where the amount of revenue is known when the performance obligation is met.

Fixed period-in-time fees are recognized on a straight-line basis over the performance period. Custodial and asset management fees can be variable through reference to the size of the customer portfolio and are generally billed on a monthly or quarterly basis once the customer’s portfolio size is known or known with near certainty. This is generally prior to UBS AG’s reporting dates and such fees are also recognized ratably over the performance period.

UBS AG does not recognize performance fees related to management of clients’ assets or fees related to contingencies beyond UBS AG’s control until such uncertainties are resolved.

UBS AG’s fees are generally earned from short-term contracts, with the majority either collected immediately or via regular monthly or quarterly amounts deducted directly from clients’ accounts. As a result, UBS AG’s contracts do not include a financing component or result in the recognition of significant receivables or prepayment assets. Furthermore, due to the short-term nature of such contracts, UBS AG has not capitalized any material costs to obtain or fulfill a contract or generated any significant contract assets or liabilities.

UBS AG acts as principal in the majority of contracts with customers, with the exception of derivatives execution and clearing services, resulting in fee and commission income and expense being presented gross on the face of the income statement. For derivatives execution and clearing services, UBS AG only records its specific fees in the income statement, with fees payable to other parties not recognized as an expense but instead directly offset against the associated income collected from the given client.

UBS AG presents expenses primarily in line with their nature in the income statement, differentiating between expenses that are directly attributable to the satisfaction of specific performance obligations associated with the generation of revenues, which are presented within Total operating income as Fee and commission expense, and those that are related to personnel, general and administrative expenses, which are presented within Total operating expenses.

›Refer to Note 4 for more information, including the disaggregation of revenues

Cash and cash equivalents

4) Cash and cash equivalents

For the purpose of the statement of cash flows, cash and cash equivalents comprise balances with an original maturity of three months or less, including cash, money market paper and balances at central and other banks.

Share-based and other deferred compensation plans

5) Share-based and other deferred compensation plans

UBS AG recognizes expenses for deferred compensation awards over the period that the employee is required to provide service to become entitled to the award. Where the service period is shortened, for example in the case of employees affected by restructuring programs or mutually agreed termination provisions, recognition of expense is accelerated to the termination date. Where no future service is required, such as for employees who are eligible for retirement or who have met certain age and length-of-service criteria, the services are presumed to have been received and compensation expense is recognized over the performance year or, in the case of off-cycle awards, immediately on the grant date.

Share-based compensation plans

UBS Group AG is the grantor of and maintains the obligation to settle share-based compensation plans that are awarded to employees of UBS AG. As a consequence, UBS AG classifies the awards of UBS Group AG shares as equity-settled share-based payment transactions. UBS AG recognizes the fair value of awards granted to its employees by reference to the fair value of UBS Group AG’s equity instruments on the date of grant, taking into account the terms and conditions inherent in the award, including, where relevant, dividend rights, transfer restrictions in effect beyond the vesting date, market conditions, and non-vesting condition. For equity-settled awards, the fair value is not remeasured unless the terms of the award are modified such that there is an incremental increase in value. No adjustments are made for modifications that result in a decrease in value. Any increase in fair value resulting from a modification is recognized as compensation expense, either over the remaining service period or, for vested awards, immediately. Expenses are recognized, on a per-tranche basis, over the service period based on an estimate of the number of instruments expected to vest and are adjusted to reflect the actual outcomes of service or performance conditions.

For equity-settled awards, forfeiture events resulting from a breach of a non-vesting condition (i.e., one that does not relate to a service or performance condition) do not result in any adjustment to the share-based compensation expense.

For cash-settled share-based awards, fair value is remeasured at each reporting date, so that the cumulative expense recognized equals the cash distributed.

Other deferred compensation plans

Compensation expense for other deferred compensation plans is recognized on a per-tranche or straight-line basis, depending on the nature of the plan. The amount recognized is measured based on the present value of the amount expected to be paid under the plan and is remeasured at each reporting date, so that the cumulative expense recognized equals the cash or the fair value of respective financial instruments distributed.

›Refer to Note 27 for more information

Post-employment benefit plans

6) Post-employment benefit plans

UBS AG sponsors various post-employment benefit plans for its employees worldwide, which include defined benefit and defined contribution pension plans, and other post-employment benefits, such as medical and life insurance benefits that are payable after the completion of employment.

›Refer to Note 26 for more information

Defined benefit plans

Defined benefit plans specify an amount of benefit that an employee will receive, which usually depends on one or more factors, such as age, years of service and compensation. The defined benefit liability recognized in the balance sheet is the present value of the defined benefit obligation less the fair value of the plan’s assets at the balance sheet date, with changes resulting from remeasurements recorded immediately in Other comprehensive income. If the fair value of the plan’s assets is higher than the present value of the defined benefit obligation, the recognition of the resulting net asset is limited to the present value of economic benefits available in the form of refunds from the plan or reductions in future contributions to the plan. UBS AG applies the projected unit credit method to determine the present value of its defined benefit obligations, the related current service cost and, where applicable, the past service cost. These amounts, which take into account the specific features of each plan, including risk sharing between employee and employer, are calculated periodically by independent qualified actuaries.

Critical accounting estimates and judgments

The net defined benefit liability or asset at the balance sheet date and the related personnel expense depend on the expected future benefits to be provided, determined using a number of economic and demographic assumptions. A range of assumptions could be applied, and different assumptions could significantly alter the defined benefit liability or asset and pension expense recognized. The most significant assumptions include life expectancy, the discount rate, expected salary increases, pension increases, and interest credits on retirement savings account balances. Sensitivity analysis for reasonable possible movements in each significant assumption for UBS AG‘s post-employment obligations is provided within Note 26.

›Refer to Note 26 for more information

Defined contribution plans

A defined contribution plan pays fixed contributions into a separate entity from which post-employment and other benefits are paid. UBS AG has no legal or constructive obligation to pay further amounts if the plan does not hold sufficient assets to pay employees the benefits relating to employee service in the current and prior periods. Compensation expense is recognized when the employees have rendered services in exchange for contributions. This is generally in the year of contribution. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in future payments is available.

Income taxes

7) Income taxes

UBS AG is subject to the income tax laws of Switzerland and those of the non-Swiss jurisdictions in which UBS AG has business operations.

UBS AG’s provision for income taxes is composed of current and deferred taxes. Current income taxes represent taxes to be paid or refunded for the current period or previous periods.

Deferred taxes are recognized for temporary differences between the carrying amounts and tax bases of assets and liabilities that will result in taxable or deductible amounts in future periods and are measured using the applicable tax rates and laws that have been enacted or substantively enacted by the end of the reporting period and that will be in effect when such differences are expected to reverse.

Deferred tax assets arise from a variety of sources, the most significant being: (i) tax losses that can be carried forward to be used against profits in future years; and (ii) temporary differences that will result in deductions against profits in future years. Deferred tax assets are recognized only to the extent it is probable that sufficient taxable profits will be available against which these differences can be used. When an entity or tax group has a history of recent losses, deferred tax assets are only recognized to the extent there are sufficient taxable temporary differences or there is convincing other evidence that sufficient taxable profit will be available against which the unused tax losses can be utilized.

Deferred tax liabilities are recognized for temporary differences between the carrying amounts of assets and liabilities in the balance sheet that reflect the expectation that certain items will give rise to taxable income in future periods.

Deferred and current tax assets and liabilities are offset when: (i) they arise in the same tax reporting group; (ii) they relate to the same tax authority; (iii) the legal right to offset exists; and (iv) they are intended to be settled net or realized simultaneously.

Current and deferred taxes are recognized as income tax benefit or expense in the income statement, except for current and deferred taxes recognized in relation to: (i) the acquisition of a subsidiary (for which such amounts would affect the amount of goodwill arising from the acquisition); (ii) gains and losses on the sale of treasury shares (for which the tax effects are recognized directly in Equity); (iii) unrealized gains or losses on financial instruments that are classified at FVOCI; (iv) changes in fair value of derivative instruments designated as cash flow hedges; (v) remeasurements of defined benefit plans; or (vi) certain foreign currency translations of foreign operations. Amounts relating to points (iii) through (vi) are recognized in Other comprehensive income within Equity.

UBS AG reflects the potential effect of uncertain tax positions for which acceptance by the relevant tax authority is not considered probable by adjusting current or deferred taxes, as applicable, using either the most likely amount or expected value methods, depending on which method is deemed a better predictor of the basis on which and extent to which the uncertainty will be resolved.

Critical accounting estimates and judgments

Tax laws are complex, and judgment and interpretations about the application of such laws are required when accounting for income taxes. UBS AG considers the performance of its businesses and the accuracy of historical forecasts and other factors in evaluating the recoverability of its deferred tax assets, including the remaining tax loss carry-forward period, and its assessment of expected future taxable profits in the forecast period used for recognizing deferred tax assets. Estimating future profitability and business plan forecasts is inherently subjective and is particularly sensitive to future economic, market and other conditions.

Forecasts are reviewed annually, but adjustments may be made at other times, if required. If recent losses have been incurred, convincing evidence is required to prove there is sufficient future profitability given the value of UBS AG’s deferred tax assets may be affected, with effects primarily recognized through the income statement.

In addition, judgment is required to assess the expected value of uncertain tax positions and the related probabilities, including interpretation of tax laws, the resolution of any income tax-related appeals and litigation.

›Refer to Note 8 for more information

Investment in associates

8) Investments in associates

Interests in entities where UBS AG has significant influence over the financial and operating policies of the entity but does not have control are classified as investments in associates and accounted for under the equity method of accounting. Typically, UBS AG has significant influence when it holds or has the ability to hold between 20% and 50% of a company’s voting rights. Investments in associates are initially recognized at cost, and the carrying amount is increased or decreased after the date of acquisition to recognize UBS AG’s share of the investee’s comprehensive income and any impairment losses.

The net investment in an associate is impaired if there is objective evidence of a loss event and the carrying amount of the investment in the associate exceeds its recoverable amount.

›Refer to Note 28 for more information

Property, equipment and software

9) Property, equipment and software

Property, equipment and software includes own-used properties, leasehold improvements, information technology hardware, externally purchased and internally generated software, as well as communications and other similar equipment. Property, equipment and software is measured at cost less accumulated depreciation and impairment losses and is reviewed at each reporting date for indication for impairment. Software development costs are capitalized only when the costs can be measured reliably and it is probable that future economic benefits will arise. Depreciation of property, equipment and software begins when they are available for use (i.e., when they are in the location and condition necessary for them to be capable of operating in the manner intended by management). Depreciation is calculated on a straight-line basis over an asset‘s estimated useful life. The estimated useful economic lives of UBS AG‘s property, equipment and software are:

–properties, excluding land: ≤ 67 years

–IT hardware and communications equipment: ≤ 7 years

–other machines and equipment: ≤ 10 years

–software: ≤ 10 years

–leased properties and leasehold improvements: the shorter of the lease term or the economic life of asset (typically ≤ 20 years).

Property, equipment and software are generally tested for impairment at the appropriate cash-generating unit (CGU) level, alongside goodwill and intangible assets as described in item 10 in this Note. An impairment charge is, however, only recognized for such assets if both the asset’s fair value less costs of disposal and value in use (if determinable) are below its carrying amount. The fair values of such assets, other than property that has a market price, are generally determined using a replacement cost approach that reflects the amount that would be currently required by a market participant to replace the service capacity of the asset. If such assets are no longer used, they are tested individually for impairment.

›Refer to Note 12 for more information

Goodwill and intangible assets

10) Goodwill and intangible assets

Goodwill represents the future economic benefits arising from other assets acquired in a business combination that are not individually identified and recognized. Goodwill is not amortized, but is assessed for impairment at the end of each reporting period, or when indicators of impairment exist. UBS AG tests goodwill for impairment annually, irrespective of whether there is any indication of impairment.

The impairment test is performed for each CGU to which goodwill is allocated by comparing the recoverable amount, based on its value in use, to the carrying amount of the respective CGU. An impairment charge is recognized in the income statement if the carrying amount exceeds the recoverable amount.

Intangible assets include separately identifiable intangible items arising from business combinations and certain purchased trademarks and similar items. Intangible assets are recognized at cost. The cost of an intangible asset acquired in a business combination is its fair value at the date of acquisition. Intangible assets with a finite useful life are amortized using the straight-line method over their estimated useful life, generally not exceeding 20 years. In rare cases, intangible assets can have an indefinite useful life, in which case they are not amortized. At each reporting date, intangible assets are reviewed for indications of impairment. If such indications exist, the intangible assets are analyzed to assess whether their carrying amount is fully recoverable. An impairment loss is recognized if the carrying amount exceeds the recoverable amount.

Critical accounting estimates and judgments

UBS AG‘s methodology for goodwill impairment testing is based on a model that is most sensitive to the following key assumptions: (i) forecasts of earnings available to shareholders in years one to three; (ii) changes in the discount rates; and (iii) changes in the long-term growth rate.

Earnings available to shareholders are estimated on the basis of forecast results, which are part of the business plan approved by the BoD. The discount rates and growth rates are determined using external information, as well as considering inputs from both internal and external analysts and the view of management.

The key assumptions used to determine the recoverable amounts of each cash-generating unit are tested for sensitivity by applying reasonably possible changes to those assumptions.

›Refer to Notes 2 and 13 for more information

Provisions and contingent liabilities

11) Provisions and contingent liabilities

Provisions are liabilities of uncertain timing or amount, and are generally recognized in accordance with IAS 37, Provisions, Contingent Liabilities and Contingent Assets, when: (i) UBS AG has a present obligation as a result of a past event; (ii) it is probable that an outflow of resources will be required to settle the obligation; and (iii) a reliable estimate of the amount of the obligation can be made.

The majority of UBS AG’s provisions relate to litigation, regulatory and similar matters, restructuring, and employee benefits. Restructuring provisions are generally recognized as a consequence of management agreeing to materially change the scope of the business or the manner in which it is conducted, including changes in management structure. Provisions for employee benefits relate mainly to service anniversaries and sabbatical leave, and are recognized in accordance with measurement principles set out in item 6 in this Note. In addition, UBS AG presents expected credit loss allowances within Provisions if they relate to a loan commitment, financial guarantee contract or a revolving revocable credit line.

IAS 37 provisions are measured considering the best estimate of the consideration required to settle the present obligation at the balance sheet date.

When conditions required to recognize a provision are not met, a contingent liability is disclosed, unless the likelihood of an outflow of resources is remote. Contingent liabilities are also disclosed for possible obligations that arise from past events the existence of which will be confirmed only by uncertain future events not wholly within the control of UBS AG.

Critical accounting estimates and judgments

Recognition of provisions often involves significant judgment in assessing the existence of an obligation that results from past events and in estimating the probability, timing and amount of any outflows of resources. This is particularly the case for litigation, regulatory and similar matters, which, due to their nature, are subject to many uncertainties, making their outcome difficult to predict.

The amount of any provision recognized is sensitive to the assumptions used and there could be a wide range of possible outcomes for any particular matter.

Management regularly reviews all the available information regarding such matters, including legal advice, to assess whether the recognition criteria for provisions have been satisfied and to determine the timing and amount of any potential outflows.

›Refer to Note 18 for more information

Foreign currency translation

12) Foreign currency translation

Transactions denominated in a foreign currency are translated into the functional currency of the reporting entity at the spot exchange rate on the date of the transaction. At the balance sheet date, all monetary assets, including those at FVOCI, and monetary liabilities denominated in foreign currency are translated into the functional currency using the closing exchange rate. Translation differences are reported in Other net income from financial instruments measured at fair value through profit or loss.

Non-monetary items measured at historical cost are translated at the exchange rate on the date of the transaction.

Upon consolidation, assets and liabilities of foreign operations are translated into US dollars, UBS AG’s presentation currency, at the closing exchange rate on the balance sheet date, and income and expense items and other comprehensive income are translated at the average rate for the period. The resulting foreign currency translation differences are recognized in Equity and reclassified to the income statement when UBS AG disposes of, partially or in its entirety, the foreign operation and UBS AG no longer controls the foreign operation.

Share capital issued, share premium and treasury shares held are translated at the historic average rate, with the difference between the historic average rate and the spot rate realized upon repayment of share capital or disposal of treasury shares reported as Share premium. Cumulative amounts recognized in OCI in respect of cash flow hedges and financial assets measured at FVOCI are translated at the closing exchange rate as of the balance sheet dates, with any translation effects adjusted through Retained earnings.

›Refer to Note 33 for more information

Non-controlling interests

13) Non-controlling interests

Non-controlling interests

If UBS AG has an obligation to purchase a non-controlling interest subject to option or forward arrangements, the amounts allocated to non-controlling interests are reduced and a liability equivalent to the exercise price of the option or forward is recognized, with any difference between these two amounts recorded in Share premium.

Net cash settlement contracts

Contracts involving UBS Group AG shares that require net cash settlement, or provide the counterparty or UBS AG with a settlement option that includes a choice of settling net in cash, are classified as derivatives held for trading.

Leasing

14) Leasing

UBS AG predominantly enters into lease contracts, or contracts that include lease components, as a lessee of real estate, including offices, retail branches and sales offices, with a small number of IT hardware leases. UBS AG identifies non-lease components of a contract and accounts for them separately from lease components.

When UBS AG is a lessee in a lease arrangement, UBS AG recognizes a lease liability and corresponding right-of-use (RoU) asset at the commencement of the lease term when UBS AG acquires control of the physical use of the asset. Lease liabilities are presented within Other financial liabilities measured at amortized cost and RoU assets within Property, equipment and software. The lease liability is measured based on the present value of the lease payments over the lease term, discounted using UBS AG’s unsecured borrowing rate, given that the rate implicit in a lease is generally not observable. Interest expense on the lease liability is presented within Interest expense from financial instruments measured at amortized cost. The RoU asset is recorded at an amount equal to the lease liability but is adjusted for rent prepayments, initial direct costs, any costs to refurbish the leased asset and / or lease incentives received. The RoU asset is depreciated over the shorter of the lease term or the useful life of the underlying asset, with the depreciation presented within Depreciation and impairment of property, equipment and software.

Lease payments generally include fixed and variable payments that depend on an index (such as an inflation index). When a lease contains an extension or termination option that UBS AG considers reasonably certain to be exercised, the expected rental payments or costs of termination are included within the lease payments used to generate the lease liability. UBS AG does not typically enter into leases with purchase options or residual value guarantees.

Where UBS AG acts as a lessor or sub-lessor under a finance lease, a receivable is recognized in Other financial assets measured at amortized cost at an amount equal to the present value of the aggregate of the lease payments plus any unguaranteed residual value that UBS AG expects to recover at the end of the lease term. Initial direct costs are also included in the initial measurement of the lease receivable. Lease payments received during the lease term are allocated as repayments of the outstanding receivable. Interest income reflects a constant periodic rate of return on UBS AG’s net investment using the interest rate implicit in the lease (or, for sub-leases, the rate for the head lease). UBS AG reviews the estimated unguaranteed residual value annually, and if the estimated residual value to be realized is less than the amount assumed at lease inception, a loss is recognized for the expected shortfall. Where UBS AG acts as a lessor or sub-lessor in an operating lease, UBS AG recognizes the operating lease income on a straight-line basis over the lease term.

Lease receivables are subject to impairment requirements as set out in item 2g in this Note. ECL on lease receivables are determined following the general impairment model within IFRS 9, Financial Instruments, without utilizing the simplified approach of always measuring impairment at the amount of lifetime ECL.

Comparative policy | Policy applicable prior to 1 January 2019

Operating lease rentals payable were recognized as an expense on a straight-line basis over the lease term, which commenced with control of the physical use of the property. Lease incentives were treated as a reduction of rental expense and were recognized on a consistent basis over the lease term. Operating lease expenses of USD 533 million were presented within General and administrative expenses in 2018. As at the date of adoption of IFRS 16, UBS AG had USD 24 million of finance leases and accounted for them consistently with the policy applied from 1 January 2019 above. The adoption of IFRS 16 had no impact on retained earnings.

›Refer to Note 12 and 30 for more information